UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: September 30, 2011 for all funds in this filing except Wells Fargo Advantage Precious Metals Fund, Wells Fargo Advantage Specialized Technology Fund, and Wells Fargo Advantage Utility & Telecommunications Fund, which had fiscal year end of March 31, 2012.

Date of reporting period: June 30, 2012

ITEM 1.   SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE PRECIOUS METALS FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 90.26%

Australia : 9.72%

CGA Mining Limited (Materials, Metals & Mining)†	3,100,000	$5,633,042
Gryphon Minerals Limited (Materials, Metals & Mining)†	3,000,000	2,110,845
Newcrest Mining Limited (Materials, Metals & Mining)	3,017,312	70,216,103
Perseus Mining Limited (Materials, Metals & Mining)†	3,800,000	9,749,957
Regis Resources Limited (Materials, Metals & Mining)†	1,000,000	4,031,856
Troy Resources NL (Materials, Metals & Mining)†(i)	575,000	2,326,883
Troy Resources NL (Materials, Metals & Mining)†(i)144A	95,833	387,813
Troy Resources NL (Materials, Metals & Mining)(i)	500,000	2,023,377

		96,479,876

Canada : 55.66%

Agnico-Eagle Mines Limited (Materials, Metals & Mining)	1,005,164	40,668,935
Agnico-Eagle Mines Limited - Canadian Exchange (Materials, Metals & Mining)†	35,000	1,416,100
Alamos Gold Incorporated (Materials, Metals & Mining)	1,197,600	18,703,310
Atacama Pac Gold Corporation (Materials, Metals & Mining)†	400,000	1,080,444
AuRico Gold Incorporated (Materials, Metals & Mining)†	600,000	4,820,745
Aurizon Mines Limited (Materials, Metals & Mining)†	2,695,700	12,232,722
Barrick Gold Corporation (Materials, Metals & Mining)	1,724,083	64,773,798
Centerra Gold Incorporated (Materials, Metals & Mining)†144A	350,000	2,447,697
Centerra Gold Incorporated - Canadian Exchange (Materials, Metals & Mining)	1,200,000	8,392,103
Continental Gold Limited (Materials, Metals & Mining)†	600,000	3,883,705
Detour Gold Corporation (Materials, Metals & Mining)†	335,000	6,748,699
Detour Gold Corporation (Materials, Metals & Mining)†144A	525,000	10,576,319
Detour Gold Corporation (Materials, Metals & Mining)†	90,000	1,813,083
Eldorado Gold Corporation - Canadian Exchange (Materials, Metals & Mining)	4,271,044	52,606,710
Entree Gold Incorporated (Materials, Metals & Mining)†(i)	225,000	139,230
Entree Gold Incorporated (Materials, Metals & Mining)†(i)144A	1,275,000	788,970
Exeter Resource Corporation (Materials, Metals & Mining)†	200,000	331,991
Exeter Resource Corporation (Materials, Metals & Mining)†144A	585,000	971,074
First Quantum Minerals Limited (Materials, Metals & Mining)	502,500	8,884,196
Franco-Nevada Corporation (Materials, Metals & Mining)†144A	142,500	6,444,062
Franco-Nevada Corporation - Canadian Exchange (Materials, Metals & Mining)	150,000	6,783,224
Goldcorp Incorporated (Materials, Metals & Mining)	746,694	28,060,761
Goldcorp Incorporated - Canadian Exchange (Materials, Metals & Mining)	1,572,254	59,193,101
IAMGOLD Corporation (Materials, Metals & Mining)	3,039,044	35,939,583
International Minerals Corporation (Materials, Metals & Mining)†	200,700	946,233
Kinross Gold Corporation (Materials, Metals & Mining)	5,575,553	45,509,130
Kirkland Lake Gold Incorporated (Materials, Metals & Mining)†	400,000	4,306,060
Mag Silver Corporation (Materials, Metals & Mining)†	400,000	3,520,283
Magma Metals Limited (Materials, Metals & Mining)†	1,000,000	78,578
Nautilus Minerals Incorporated (Materials, Metals & Mining)†(i)	254,934	265,426
New Gold Incorporated (Materials, Metals & Mining)†	450,000	4,291,818
Osisko Mining Corporation (Materials, Metals & Mining)†	1,459,400	10,034,181
Osisko Mining Corporation (Materials, Metals & Mining)†144A	1,500,000	10,313,329
Platinum Group Metals Limited (Materials, Metals & Mining)†(i)	650,000	542,678
Platinum Group Metals Limited (Materials, Metals & Mining)†(i)144A	800,000	667,911
Pretium Resources Incorporated (Materials, Metals & Mining)†	125,000	1,733,621
Queenston Mining Incorporated (Materials, Metals & Mining)†	900,000	3,023,279
Rio Alto Mining Limited (Materials, Metals & Mining)†	750,000	3,005,599
Semafo Incorporated (Materials, Metals & Mining)	267,300	1,226,099
Semafo Incorporated - Canadian Exchange (Materials, Metals & Mining)†	1,293,100	5,931,418
Silver Wheaton Corporation (Materials, Metals & Mining)	250,000	6,710,000
Silvercorp Metals Incorporated (Materials, Metals & Mining)	511,448	2,833,284
Tahoe Resources Incorporated (Materials, Metals & Mining)†144A	280,000	3,869,561
Tahoe Resources Incorporated (Materials, Metals & Mining)†	220,000	3,040,369
Torex Gold Resources Incorporated (Materials, Metals & Mining)†144A	2,662,500	4,315,023
Torex Gold Resources Incorporated (Materials, Metals & Mining)†	500,000	810,333
Yamana Gold Incorporated (Materials, Metals & Mining)	740,537	11,404,270

1

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE PRECIOUS METALS FUND

Security Name		Shares	Value
Canada (continued)
Yamana Gold Incorporated - Canadian Exchange (Materials, Metals & Mining)		3,022,040	$46,632,205

			552,711,250

Peru : 2.39%

Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)		624,644	23,723,979

South Africa : 4.53%

AngloGold Ashanti Limited ADR (Materials, Metals & Mining)		615,591	21,139,395
Gold Fields Limited ADR (Materials, Metals & Mining)		899,196	11,518,701
Impala Platinum Holdings Limited (Materials, Metals & Mining)		739,346	12,276,764

			44,934,860

United Kingdom : 3.78%

African Barrick Gold Limited (Materials, Metals & Mining)		933,300	5,674,334
Avocet Mining plc (Materials, Metals & Mining)		600,000	849,120
Fresnillo plc (Materials, Metals & Mining)		1,000,000	22,905,943
Hochschild Mining plc (Materials, Metals & Mining)		1,099,251	8,120,863

			37,550,260

United States : 14.18%

Newmont Mining Corporation (Materials, Metals & Mining)		741,455	35,967,982
Randgold Resources Limited ADR (Materials, Metals & Mining)		900,000	81,009,000
Royal Gold Incorporated (Materials, Metals & Mining)		304,436	23,867,782
			140,844,764

Total Common Stocks (Cost $595,392,232)			896,244,989

Investment Companies : 2.15%
Gold Bullion Securities Limited †		137,748	21,306,172

Total Investment Companies (Cost $7,833,440)			21,306,172

Other : 4.79%
Wells Fargo Special Investments (Cayman) SPC (l)		16,355	47,578,790

Total Other (Cost $27,027,322)			47,578,790

	Expiration Date
Warrants : 0.04%

Canada : 0.04%

Agnico-Eagle Mines Limited (Materials, Metals & Mining)†	12/02/2013	17,500	95,025
Kinross Gold Corporation (Materials, Metals & Mining)†	09/03/2013	232,238	87,822
Kinross Gold Corporation (Materials, Metals & Mining)†	09/17/2014	207,130	81,379
Kinross Gold Corporation (Materials, Metals & Mining)†	09/17/2014	49,500	19,448

2

WELLS FARGO ADVANTAGE PRECIOUS METALS FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name			Expiration Date	Shares	Value
Canada (continued)
Silver Wheaton Corporation (Materials, Metals & Mining)†			09/05/2013	12,950	$116,550

Total Warrants (Cost $2,090,817)					400,224

		Yield
Short-Term Investments : 2.39%

Investment Companies : 2.39%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.15%		23,763,486	23,763,486

Total Short-Term Investments (Cost $23,763,486)					23,763,486

Total Investments in Securities (Cost $656,107,297)*	99.63%				989,293,661

Other Assets and Liabilities, Net	0.37				3,705,106

Total Net Assets	100.00%				$992,998,767

†	Non-income earning security
(i)	Illiquid security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $717,504,027 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$341,885,845
Gross unrealized depreciation	(70,096,211)

Net unrealized appreciation	$271,789,634

3

WELLS FARGO ADVANTAGE PRECIOUS METALS FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JUNE 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Precious Metals Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On June 30, 2012, fair value pricing was used in pricing foreign securities.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary to determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$712,730,413	$183,514,576	$0	$896,244,989
Investment companies	21,306,172	0	0	21,306,172
Other	0	47,578,790	0	47,578,790
Warrants	0	400,224	0	400,224
Short-term investments
Investment companies	23,763,486	0	0	23,763,486

	$757,800,071	$231,493,590	$0	$989,293,661

Transfers in and transfers out are recognized at the end of the reporting period.

Investment in affiliate

The Fund invests in Wells Fargo Special Investment (Cayman) SPC, a wholly owned subsidiary of the Fund, which invests directly in precious metals or minerals. The Fund is the sole shareholder of the affiliated subsidiary. An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, Beginning of Period	Shares Purchased	Shares Sold	Shares, End of Period	Value, End of Period	Amount of Equity in Net Profit and Loss
Wells Fargo Special Investments (Cayman) SPC	16,355	0	0	16,355	$47,578,790	$20,551,468

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 92.88%

Consumer Discretionary : 4.99%

Automobiles : 0.53%
Tesla Motors Incorporated «†	37,870	$1,184,952

Internet & Catalog Retail : 3.11%

Amazon.com Incorporated †	9,565	2,184,168
Groupon Incorporated †	71,105	755,846
Netflix Incorporated †	5,705	390,621
priceline.com Incorporated †	5,500	3,654,860

		6,985,495

Media : 1.35%
Comcast Corporation Class A	94,905	3,034,113

Health Care : 0.72%

Health Care Technology : 0.72%
athenahealth Incorporated «†	20,400	1,615,068

Information Technology : 85.28%

Communications Equipment : 7.73%

Cisco Systems Incorporated	534,970	9,185,435
F5 Networks Incorporated †	7,885	785,031
Motorola Solutions Incorporated	16,350	786,599
QUALCOMM Incorporated	118,745	6,611,722

		17,368,787

Computers & Peripherals : 17.43%

Apple Incorporated †	46,175	26,966,200
Dell Incorporated †	53,750	672,950
EMC Corporation †	285,790	7,324,798
Fusion-io Incorporated «†	128,575	2,685,932
NetApp Incorporated †	5,405	171,987
SanDisk Corporation †	21,880	798,182
Seagate Technology plc	22,385	553,581

		39,173,630

Electronic Equipment, Instruments & Components : 4.34%

Hitachi Limited	658,000	4,057,123
Samsung Electronics Company Limited	5,375	5,692,053

		9,749,176

Internet Software & Services : 9.48%

Akamai Technologies Incorporated †	33,435	1,061,561
eBay Incorporated †	120,595	5,066,196
Google Incorporated Class A †	17,560	10,186,029
Netease.com Incorporated ADR «†	44,195	2,600,876
Phoenix New Media Limited ADR «†	72,060	344,447
Rackspace Hosting Incorporated †	16,655	731,821
Renren Incorporated ADR «†	911	4,109
SINA Corporation «†	25,110	1,300,949

		21,295,988

IT Services : 10.34%

Automatic Data Processing Incorporated	33,680	1,874,629
Cognizant Technology Solutions Corporation Class A †	36,210	2,172,600

1

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

Security Name		Shares	Value
IT Services (continued)

Fidelity National Information Services Incorporated		52,950	$1,804,536
Fiserv Incorporated †		25,880	1,869,054
International Business Machines Corporation		29,165	5,704,091
MasterCard Incorporated		3,390	1,458,073
Visa Incorporated Class A «		67,635	8,361,715

			23,244,698

Semiconductors & Semiconductor Equipment : 10.14%

Analog Devices Incorporated		32,300	1,216,741
Avago Technologies Limited		27,655	992,815
Broadcom Corporation Class A		34,435	1,163,903
Catcher Technology GDR		30,100	1,002,631
Intel Corporation		536,055	14,285,866
Lam Research Corporation «†		47,695	1,800,009
Micron Technology Incorporated †		42,735	269,658
Skyworks Solutions Incorporated †		42,295	1,157,614
Texas Instruments Incorporated		30,890	886,234

			22,775,471

Software : 25.82%

Activision Blizzard Incorporated «		69,255	830,367
Ariba Incorporated †		79,615	3,563,567
Aspen Technology Incorporated †		83,250	1,927,238
Citrix Systems Incorporated †		25,360	2,128,718
Intuit Incorporated		53,620	3,182,347
Microsoft Corporation		1,110,800	33,979,372
Nuance Communications Incorporated «†		16,270	387,551
Oracle Corporation		182,050	5,406,885
Salesforce.com Incorporated «†		22,050	3,048,633
TIBCO Software Incorporated †		118,660	3,550,307

			58,004,985

Materials : 1.89%

Chemicals : 1.89%
Monsanto Company		51,430	4,257,373

Total Common Stocks (Cost $182,158,340)			208,689,736

		Principal
Other : 0.09%
Gryphon Funding Limited, Pass-Through Entity (a)(v)(i)		$747,809	201,909

Total Other (Cost $92,569)			201,909

	Yield	Shares
Short-Term Investments : 14.56%

Investment Companies: 14.56%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.15%	14,926,377	14,926,377
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19	17,778,656	17,778,656

Total Short-Term Investments (Cost $32,705,033)			32,705,033

2

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Total Investments in Securities (Cost $214,955,942)*	107.53%	241,596,678

Other Assets and Liabilities, Net	(7.53)	(16,911,289)

Total Net Assets	100.00%	$224,685,389

«	All or a portion of this security is on loan.
†	Non-income earning security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(v)	Security represents investment of cash collateral received from securities on loan.
(i)	Illiquid security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $217,445,126 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$28,300,596
Gross unrealized depreciation	(4,149,044)

Net unrealized appreciation	$24,151,552

3

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JUNE 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Specialized Technology Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On June 30, 2012, fair value pricing was used in pricing foreign securities.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$198,940,560	$9,749,176	$0	$208,689,736
Other	0	0	201,909	201,909
Short-term investments
Investment companies	14,926,377	17,778,656	0	32,705,033

	$213,866,937	$27,527,832	$201,909	$241,596,678

Transfers in and transfers out are recognized at the end of the reporting period.

WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATION FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 85.34%

Consumer Discretionary : 1.83%

Media : 1.83%
Comcast Corporation Class A	225,100	$7,196,447

Energy : 5.60%

Oil, Gas & Consumable Fuels : 5.60%

Kinder Morgan Incorporated	327,902	10,565,002
Magnum Hunter Resources Corporation †«	2,000,000	8,360,000
QR Energy LP	75,000	1,240,500
SandRidge Mississippian Trust II	100,000	1,890,000

		22,055,502

Financials : 0.09%

Diversified Financial Services : 0.09%
Hicks Acquisition Company II Incorporated †(a)	35,000	365,750

Industrials : 0.11%

Building Products : 0.11%
Ameresco Incorporated Class A †	35,000	417,550

Information Technology : 6.77%

Computers & Peripherals : 0.05%
Mitek Systems Incorporated †«	50,000	194,500

Internet Software & Services : 0.82%
Akamai Technologies Incorporated †	101,000	3,206,750

IT Services : 5.90%

Convergys Corporation «	250,000	3,692,500
MasterCard Incorporated Class A	11,000	4,731,210
Visa Incorporated Class A «	120,000	14,835,600

		23,259,310

Materials : 0.17%

Chemicals : 0.17%
Rentech Nitrogen Partners LP	25,000	687,750

Telecommunication Services : 5.44%

Diversified Telecommunication Services : 3.45%

AT&T Incorporated	150,000	5,349,000
Verizon Communications Incorporated	100,000	4,444,000
VimpelCom Limited ADR	350,000	2,838,500
Windstream Corporation «	100,000	966,000

		13,597,500

Wireless Telecommunication Services : 1.99%

Shenandoah Telecommunication «	300,000	4,083,000
Turkcell Iletisim Hizmetleri AS ADR †	300,000	3,765,000

		7,848,000

1

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATION FUND

Security Name	Shares	Value
Utilities : 65.33%

Electric Utilities : 33.82%

American Electric Power Company Incorporated	400,000	$15,960,000
Exelon Corporation	386,000	14,521,320
FirstEnergy Corporation	250,000	12,297,500
Great Plains Energy Incorporated «	375,000	8,028,750
Hawaiian Electric Industries Incorporated «	125,000	3,565,000
IDACORP Incorporated	75,000	3,156,000
ITC Holdings Corporation	260,000	17,916,600
Nextera Energy Incorporated	250,050	17,205,941
Northeast Utilities	450,000	17,464,500
NV Energy Incorporated	300,000	5,274,000
PPL Corporation «	380,000	10,567,800
The Southern Company	100,000	4,630,000
Unitil Corporporation	100,000	2,650,000

		133,237,411

Gas Utilities : 2.09%
National Fuel Gas Company «	175,000	8,221,500

Multi-Utilities : 27.68%

CenterPoint Energy Incorporated	250,000	5,167,500
CMS Energy Corporation	650,000	15,275,000
Dominion Resources Incorporated	175,000	9,450,000
EQT Corporation	58,600	3,142,718
MDU Resources Group Incorporated	300,000	6,483,000
Public Service Enterprise Group Incorporated «	400,000	13,000,000
SCANA Corporation «	200,000	9,568,000
Sempra Energy	250,000	17,220,000
Southwestern Energy Company †	95,000	3,033,350
The Williams Companies Incorporated	270,000	7,781,400
Whiting USA Trust II	50,000	957,500
Wisconsin Energy Corporation «	455,000	18,004,350

		109,082,818

Water Utilities : 1.74%
American Water Works Company Incorporated	200,000	6,856,000

Total Common Stocks (Cost $241,792,800)		336,226,788

	Dividend Yield
Preferred Stocks : 8.14%

Utilities : 8.14%

Electric Utilities : 6.18%

Alabama Power Company	5.63%	30,000	766,500
Entergy Arkansas Incorporated	6.45	170,000	4,255,321
Entergy Louisiana LLC	6.95	20,000	2,011,250
Gulf Power Company	6.45	21,000	2,306,604
Interstate Power & Light Company	8.38	143,613	4,022,600
Nextera Energy Capital Series G	5.75	25,000	655,250
Nextera Energy Capital Series H	5.63	100,000	2,599,000
SCE Trust I	5.63	75,000	1,911,000
Southern California Edison Company Series C	6.00	58,339	5,837,546

			24,365,071

Multi-Utilities : 1.96%

ATP Oil & Gas Corporation 144A	8.00	15,710	274,925
DTE Energy Company	6.50	150,000	4,236,000

2

WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATION FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name		Dividend Yield		Shares	Value
Multi-Utilities (continued)

Pacific Gas & Electric Company		4.36%		77,820	$1,867,680
Scana Corporation		7.70		47,500	1,330,000
					7,708,605

Total Preferred Stocks (Cost $31,306,150)					32,073,676

			Expiration Date
Warrants : 0.27%

Energy : 0.27%

Oil, Gas & Consumable Fuels : 0.27%
Kinder Morgan Incorporated †			02/15/2017	496,000	1,071,360

Utilities : 0.00%

Independent Power Producers & Energy Traders : 0.00%
China Hydroelectric Corporation †			01/25/2014	30,000	603

Total Warrants (Cost $589,300)					1,071,963

Short-Term Investments : 18.67%

		Yield
Investment Companies : 18.67%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.15		24,078,195	24,078,195
Wells Fargo Securities Lending Cash Investments LLC (l)(u)(v)(r)		0.19		49,494,050	49,494,050

Total Short-Term Investments (Cost $73,572,245)					73,572,245

Total Investments in Securities (Cost $347,260,495)*	112.42%				442,944,672

Other Assets and Liabilities, Net	(12.42)				(48,936,028)

Total Net Assets	100.00%				$394,008,644

†	Non-income earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $347,300,596 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$98,910,195
Gross unrealized depreciation	(3,266,119)

Net unrealized appreciation	$95,644,076

3

WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATIONS FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JUNE 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Utility and Telecommunications Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$335,861,038	$365,750	$0	$336,226,788
Preferred stocks	14,865,100	17,208,576	0	32,073,676
Warrants	0	1,071,963	0	1,071,963
Short-term investments
Investment companies	24,078,195	49,494,050	0	73,572,245

	$374,804,333	$68,140,339	$0	$442,944,672

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended June 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE ABSOLUTE RETURN FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name		Shares	Value
Investment Companies : 96.88%
GMO Benchmark-Free Allocation Fund, Class MF		33,941,975	$812,231,459

Total Investment Companies (Cost $808,382,802)			812,231,459

Total Investments in Securities (Cost $808,382,802)*	96.88%		812,231,459

Other Assets and Liabilities, Net	3.12		26,136,766

Total Net Assets	100.00%		$838,368,225

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE ABSOLUTE RETURN FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JUNE 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Absolute Return Fund (the “Fund”). The Fund invests substantially all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds that invests primarily in shares of other GMO-managed mutual funds (“underlying funds”), which may include U.S. and foreign equity funds, U.S. and foreign fixed income funds and funds with various specialized investment programs, including funds that invest in alternative asset classes, funds that pursue “real return” strategies that seek to outperform cash benchmarks, and funds designed to complement broader asset allocation strategies rather than serving as standalone investments. Benchmark-Free Allocation Fund may also hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. As of June 30, 2012, the Fund owned 76% of Benchmark-Free Allocation Fund.

Securities valuation

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. A complete list of holdings as of June 30, 2012 for Benchmark-Free Allocation Fund has been included as an Appendix for your reference. Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio holdings that the Valuation Committee deems necessary in determining the fair value of portfolio holdings, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the Fund’s investment in Benchmark-Free Allocation Fund carried at fair value was designated as Level 2 input.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

June 30, 2012 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	MUTUAL FUNDS — 100%

	Affiliated Issuers — 100.0%
9,067,277	GMO Alpha Only Fund, Class IV	222,692,320
2,814,700	GMO Alternative Asset Opportunity Fund	85,003,944
2,110,212	GMO Debt Opportunities Fund, Class VI	54,464,581
2,148,107	GMO Emerging Country Debt Fund, Class IV	20,772,191
2,910,885	GMO Flexible Equities Fund, Class VI	51,959,291
56,496,419	GMO Implementation Fund	562,139,367
798,360	GMO Strategic Fixed Income Fund, Class VI	12,957,385

	TOTAL MUTUAL FUNDS (COST $1,009,531,681)	1,009,989,079

	DEBT OBLIGATIONS — 0.0%

	Asset-Backed Securities — 0.0%

	CMBS Collateralized Debt Obligations — 0.0%
1,599,399	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A,3 mo. LIBOR + .80%, 1.27%, due 11/23/52	3,998

	Insured Other — 0.0%
2,500,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	180,500

	Total Asset-Backed Securities	184,498

	TOTAL DEBT OBLIGATIONS (COST $607,909)	184,498

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
58,479	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00%(a)	58,479

	TOTAL SHORT-TERM INVESTMENTS (COST $58,479)	58,479

	TOTAL INVESTMENTS — 100.0% (Cost $1,010,198,069)	1,010,232,056

	Other Assets and Liabilities (net) — (0.0%)	(431,146)

	TOTAL NET ASSETS — 100%	$1,009,800,910

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CDO - Collateralized Debt Obligation

CMBS - Commercial Mortgage Backed Security

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

(a)	The rate disclosed is the 7 day net yield as of June 30, 2012. Note: Yield rounds to 0.00%.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND#	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Investment Companies : 101.12%

International Equity Funds : 36.83%

GMO Currency Hedged International Equity Fund Class III ß	35,675,577	$771,305,967
GMO Emerging Markets Fund Class VI ß	69,737,200	735,030,085
GMO International Core Equity Fund Class VI ß	27,971,587	723,904,681
GMO International Intrinsic Value Fund Class IV ß	21,249,868	404,172,489

		2,634,413,222

International Fixed Income Funds : 1.42%

GMO Emerging Country Debt Fund Class IV ß	10,527,531	101,801,226

U.S. Equity Funds : 30.26%

GMO Flexible Equities Fund Class VI ß	11,005,052	196,440,170
GMO Quality Equity Fund Class VI ß	82,772,122	1,968,321,066

		2,164,761,236

U.S. Fixed Income Funds : 32.61%

GMO Alpha Only Fund Class IV ß	34,404,911	844,984,603
GMO Debt Opportunities Fund ß	5,881,994	151,814,272
GMO Domestic Bond Fund Class VI ß	6,443,611	139,182,003
GMO Special Situations Fund Class VI ß	10,967,593	294,150,850
GMO Strategic Fixed Income Fund Class VI ß	55,623,900	902,775,903

		2,332,907,631

Total Investment Companies (Cost $6,366,023,641)		7,233,883,315

Short-Term Investments : 0.13%

		Interest Rate	Maturity Date	Principal
Time Deposit : 0.13%
State Street Bank Euro Dollar		0.01%	07/02/2012	$8,971,180	8,971,180

Total Short-Term Investments (Cost $8,971,180)					8,971,180

Total Investments in Securities (Cost $6,374,994,821)*	101.25%				7,242,854,495

Other Assets and Liabilities, Net	(1.25)				(89,476,246)

Total Net Assets	100.00%				$7,153,378,249

#	Wells Fargo Advantage Asset Allocation Fund (the “Fund”) invests substantially all of its assets in Asset Allocation Trust, an open-end management investment company having the same investment objective and strategy as the Fund. The Portfolio of Investments represents the portfolio holdings of Asset Allocation Trust. The Fund’s net assets as of June 30, 2012 was $7,122,393,605.
ß	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment advisor to Asset Allocation Trust and the underlying fund.
*	Cost for federal income tax purposes is $6,920,833,385 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$346,104,824
Gross unrealized depreciation	(24,083,714)

Net unrealized appreciation	$322,021,110

1

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JUNE 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Asset Allocation Fund (the “Fund”). The Fund invests all of its investable assets in Asset Allocation Trust, a fund-of-funds, which primarily allocates its investments among mutual funds advised by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) investing in both U.S. and foreign equity and debt securities (“underlying funds”). The Portfolio of Investments of the Fund represents the portfolio holdings of Asset Allocation Trust. The Fund records its investment in Asset Allocation Trust at fair value.

Securities valuation of Asset Allocation Trust holdings

Investments in the underlying open-end mutual funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary to determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including Asset Allocation Trust’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2012, the inputs used in valuing the Asset Allocation Trust’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Investment companies	$6,787,918,193	$445,965,122	$0	$7,233,883,315
Short-term investments
Time Deposits	0	8,971,180	0	8,971,180

	$6,787,918,193	$454,936,302	$0	$7,242,854,495

Transfers in and transfers out are recognized by Asset Allocation Trust at the end of the reporting period. For the nine months ended June 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 82.81%

Consumer Discretionary : 2.99%

Distributors : 0.54%
Genuine Parts Company	45,000	$2,711,250

Hotels, Restaurants & Leisure : 2.45%

Marriott International Incorporated Class A «	130,000	5,096,000
McDonald’s Corporation	80,000	7,082,400

		12,178,400

Consumer Staples : 4.57%

Food Products : 3.35%

General Mills Incorporated	200,000	7,708,000
H.J. Heinz Company «	165,000	8,972,700

		16,680,700

Household Products : 0.89%
Church & Dwight Company Incorporated	80,000	4,437,600

Personal Products : 0.33%
Estee Lauder Companies Incorporated Class A	30,000	1,623,600

Energy : 16.12%

Energy Equipment & Services : 8.02%

Atwood Oceanics Incorporated †	35,000	1,324,400
Cameron International Corporation †	360,000	15,375,600
Dresser-Rand Group Incorporated †	45,000	2,004,300
FMC Technologies Incorporated «†	70,000	2,746,100
Halliburton Company	115,000	3,264,850
Heckmann Corporation «†	100,000	338,000
National Oilwell Varco Incorporated	230,000	14,821,200

		39,874,450

Oil, Gas & Consumable Fuels : 8.10%

Anadarko Petroleum Corporation	10,000	662,000
EOG Resources Incorporated	55,000	4,956,050
Kinder Morgan Incorporated	700,000	22,554,000
Occidental Petroleum Corporation	10,000	857,700
Pioneer Natural Resources Company	5,000	441,050
The Williams Companies Incorporated	375,000	10,807,500

		40,278,300

Financials : 9.67%

Commercial Banks : 1.78%
PNC Financial Services Group Incorporated	145,000	8,860,950

REITs : 7.89%

American Tower Corporation	400,000	27,964,000
Plum Creek Timber Company «	160,000	6,352,000
Saul Centers Incorporated	55,000	2,357,850
Washington Real Estate Investment Trust «	90,000	2,560,500

		39,234,350

1

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND

Security Name	Shares	Value
Health Care : 9.29%

Biotechnology : 0.26%
Celgene Corporation †	20,000	$1,283,200

Health Care Equipment & Supplies : 3.76%

Baxter International Incorporated	70,000	3,720,500
C.R. Bard Incorporated	125,000	13,430,000
Hologic Incorporated †	85,000	1,533,400

		18,683,900

Life Sciences Tools & Services : 0.26%

Bio-Rad Laboratories Incorporated Class A †	5,000	500,050
Illumina Incorporated «†	20,000	807,800

		1,307,850

Pharmaceuticals : 5.01%

Allergan Incorporated	125,000	11,571,250
Bristol-Myers Squibb Company	60,000	2,157,000
Endo Pharmaceuticals Holdings Incorporated †	60,000	1,858,800
Medicis Pharmaceutical Corporation Class A	120,000	4,098,000
Mylan Laboratories Incorporated †	150,000	3,205,500
Warner Chilcott Limited †	50,000	896,000
Watson Pharmaceuticals Incorporated †	15,000	1,109,850

		24,896,400

Industrials : 12.64%

Building Products : 0.83%

Apogee Enterprises Incorporated «	40,000	642,800
Lennox International Incorporated «	75,000	3,497,250

		4,140,050

Electrical Equipment : 3.15%

AMETEK Incorporated	20,000	998,200
Emerson Electric Company	10,000	465,800
FEI Company «†	225,000	10,764,000
Roper Industries Incorporated «	35,000	3,450,300

		15,678,300

Machinery : 8.66%

Danaher Corporation	60,000	3,124,800
Donaldson Company Incorporated	280,000	9,343,600
Eaton Corporation	137,000	5,429,310
Flowserve Corporation «	110,000	12,622,500
IDEX Corporation	75,000	2,923,500
Pall Corporation «	175,000	9,591,750

		43,035,460

Information Technology : 9.76%

Computers & Peripherals : 4.99%

Apple Incorporated †	28,000	16,352,000
EMC Corporation †	330,000	8,457,900

		24,809,900

2

WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Electronic Equipment, Instruments & Components : 4.64%

Agilent Technologies Incorporated	375,000	$14,715,000
Amphenol Corporation Class A	10,000	549,200
FLIR Systems Incorporated	400,000	7,800,000

		23,064,200

Semiconductors & Semiconductor Equipment : 0.13%
Microchip Technology Incorporated «	20,000	661,600

Materials : 4.93%

Chemicals : 3.93%

Celanese Corporation Class A	10,000	346,200
FMC Corporation	150,000	8,022,000
Huntsman Corporation «	125,000	1,617,500
Kooper Holdings Incorporated «	45,000	1,530,000
LyondellBasell Industries Class A	35,000	1,409,450
Mosaic Company	15,000	821,400
Valspar Corporation	110,000	5,773,900

		19,520,450

Metals & Mining : 1.00%

Cliffs Natural Resources Incorporated «	25,000	1,232,250
Freeport-McMoRan Copper & Gold Incorporated Class B	110,000	3,747,700

		4,979,950

Telecommunication Services : 0.29%

Wireless Telecommunication Services : 0.29%
Crown Castle International Corporation †	25,000	1,466,500

Utilities : 12.55%

Electric Utilities : 6.27%

American Electric Power Company Incorporated	230,000	9,177,000
Exelon Corporation	230,000	8,652,600
FirstEnergy Corporation	10,000	491,900
ITC Holdings Corporation	30,000	2,067,300
Pepco Holdings Incorporated «	550,000	10,763,500

		31,152,300

Gas Utilities : 6.28%

Atmos Energy Corporation	175,000	6,137,250
National Fuel Gas Company «	155,000	7,281,900
ONEOK Incorporated	150,000	6,346,500
Questar Corporation	550,000	11,473,000

		31,238,650

Total Common Stocks (Cost $386,939,966)		411,798,310

	Interest Rate	Maturity Date	Principal
Corporate Bonds and Notes : 16.56%

Consumer Discretionary : 0.32%

Specialty Retail : 0.32%
Sally Beauty Holdings Incorporated	5.75%	06/01/2022	$1,500,000	1,569,375

3

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Energy : 3.44%

Energy Equipment & Services : 1.45%

Heckmann Corporation 144A	9.88%	04/15/2018	$5,000,000	$4,750,000
Hornbeck Offshore Services Incorporated 144A	5.88	04/01/2020	2,500,000	2,481,250

				7,231,250

Oil, Gas & Consumable Fuels : 1.99%
Murray Energy Corporation 144A	10.25	10/15/2015	11,250,000	9,871,875

Financials : 0.21%

REITs : 0.21%
Host Hotels & Resorts Incorporated 144A	5.25	03/15/2022	1,000,000	1,025,000

Health Care : 5.64%

Health Care Providers & Services : 0.21%
HCA Incorporated	5.88	03/15/2022	1,000,000	1,045,000

Pharmaceuticals : 5.43%

Valeant Pharmaceuticals International Incorporated 144A	7.00	10/01/2020	25,753,000	26,010,530
Valeant Pharmaceuticals International Incorporated 144A	7.25	07/15/2022	1,000,000	1,002,500

				27,013,030

Industrials : 0.47%

Building Products : 0.25%
Dycom Investments Incorporated	7.13	01/15/2021	1,200,000	1,230,000

Machinery : 0.22%
Oshkosh Corporation	8.50	03/01/2020	1,000,000	1,110,000

Information Technology : 0.94%

Internet Software & Services : 0.94%
Sabre Incorporated 144A	8.50	05/15/2019	4,630,000	4,699,450

Materials : 3.71%

Chemicals : 3.39%

Huntsman International LLC «	8.63	03/15/2020	5,100,000	5,724,750
Huntsman International LLC «	8.63	03/15/2021	2,645,000	2,982,238
Koppers Incorporated	7.88	12/01/2019	2,000,000	2,155,000
Krafton Polymers LLC	6.75	03/01/2019	5,770,000	6,015,225

				16,877,213

Metals & Mining : 0.32%
United States Steel Corporation «	7.38	04/01/2020	1,625,000	1,568,125

Utilities : 1.83%

Independent Power Producers & Energy Traders : 1.83%

NRG Energy Incorporated	7.63	05/15/2019	2,000,000	2,025,000
NRG Energy Incorporated	7.88	05/15/2021	7,000,000	7,070,000

				9,095,000

Total Corporate Bonds and Notes (Cost $81,566,491)				82,335,318

4

WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
Yankee Corporate Bonds and Notes : 0.43%

Materials : 0.43%

Chemicals : 0.43%
LyondellBasell Industries NV 144A		5.75%	04/15/2024	$2,000,000	$2,140,000

Total Yankee Corporate Bonds and Notes (Cost $1,995,066)					2,140,000

		Yield		Shares
Short-Term Investments: 12.57%

Investment Companies : 12.57%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.15		2,223,975	2,223,975
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.19		60,266,240	60,266,240

Total Short-Term Investments (Cost $62,490,215)					62,490,215

Total Investments in Securities (Cost $532,991,738)*	112.37%				558,763,843

Other Assets and Liabilities, Net	(12.37)				(61,521,720)

Total Net Assets	100.00%				$497,242,123

«	All or a portion of this security is on loan.
†	Non-income earning security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $533,257,393 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$44,329,784
Gross unrealized depreciation	(18,823,334)

Net unrealized appreciation	$25,506,450

5

WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JUNE 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Diversified Capital Builder Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On June 30, 2012, fair value pricing was not used in pricing foreign securities.

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$411,798,310	$0	$0	$411,798,310
Corporate bonds and notes	0	82,335,318	0	82,335,318
Yankee corporate bonds and notes	0	2,140,000	0	2,140,000
Short-term investments
Investment companies	2,223,975	60,266,240	0	62,490,215

	$414,022,285	$144,741,558	$0	$558,763,843

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 27.41%

Consumer Discretionary : 0.65%

Distributors : 0.09%
Genuine Parts Company	5,000	$301,250

Hotels, Restaurants & Leisure : 0.56%

Marriott International Incorporated Class A «	18,000	705,600
McDonald’s Corporation	15,000	1,327,950

		2,033,550

Consumer Staples : 1.10%

Food Products : 0.95%

General Mills Incorporated	25,000	963,500
H.J. Heinz Company «	45,000	2,447,100

		3,410,600

Personal Products : 0.15%
Estee Lauder Companies Incorporated Class A	10,000	541,200

Energy : 7.22%

Energy Equipment & Services : 2.11%

Cameron International Corporation †	60,000	2,562,600
Dresser-Rand Group Incorporated †	20,000	890,800
FMC Technologies Incorporated «†	20,000	784,600
Halliburton Company	40,000	1,135,600
National Oilwell Varco Incorporated	35,000	2,255,400

		7,629,000

Oil, Gas & Consumable Fuels : 5.11%

Atmos Energy Corporation «	50,000	1,753,500
EOG Resources Incorporated	11,000	991,210
Kinder Morgan Incorporated	192,000	6,186,240
National Fuel Gas Company «	50,000	2,349,000
Occidental Petroleum Corporation	5,000	428,850
Pioneer Natural Resources Company	2,000	176,420
Questar Corporation	190,000	3,963,400
The Williams Companies Incorporated	90,000	2,593,800

		18,442,420

Financials : 3.40%

Commercial Banks : 0.51%
PNC Financial Services Group Incorporated	30,000	1,833,300

REITs : 2.89%

American Tower Corporation	110,000	7,690,100
Plum Creek Timber Company «	55,000	2,183,500
Washington Real Estate Investment Trust «	20,000	569,000

		10,442,600

Health Care : 5.01%

Biotechnology : 0.13%
Celgene Corporation †	7,000	449,120

1

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

Security Name	Shares	Value
Health Care Equipment & Supplies : 1.70%

Baxter International Incorporated	38,000	$2,019,700
C.R. Bard Incorporated	35,000	3,760,400
Hologic Incorporated †	20,000	360,800

		6,140,900

Life Sciences Tools & Services : 0.65%
Agilent Technologies Incorporated	60,000	2,354,400

Pharmaceuticals : 2.53%

Allergan Incorporated	45,000	4,165,650
Bristol-Myers Squibb Company	35,000	1,258,250
Endo Pharmaceuticals Holdings Incorporated †	20,000	619,600
Medicis Pharmaceutical Corporation Class A	37,000	1,263,550
Mylan Incorporated †	60,000	1,282,200
Warner Chilcott Limited †	10,000	179,200
Watson Pharmaceuticals Incorporated †	5,000	369,950

		9,138,400

Industrials : 2.67%

Building Products : 0.26%
Lennox International Incorporated «	20,000	932,600

Electrical Equipment : 0.27%
Roper Industries Incorporated «	10,000	985,800

Industrial Conglomerates : 0.14%
Danaher Corporation	10,000	520,800

Machinery : 2.00%

Donaldson Company Incorporated «	26,000	867,620
Eaton Corporation	40,000	1,585,200
Flowserve Corporation «	10,000	1,147,500
IDEX Corporation	15,000	584,700
Pall Corporation	55,000	3,014,550

		7,199,570

Information Technology : 3.09%

Computers & Peripherals : 1.96%

Apple Incorporated	11,000	6,424,000
EMC Corporation †	25,000	640,750

		7,064,750

Electronic Equipment, Instruments & Components : 0.38%
FLIR Systems Incorporated	70,000	1,365,000

Semiconductors & Semiconductor Equipment : 0.75%

FEI Company «†	50,000	2,392,000
Microchip Technology Incorporated «	10,000	330,800

		2,722,800

Materials : 1.44%

Chemicals : 1.39%

FMC Corporation	20,000	1,069,600
Huntsman Corporation «	100,000	1,294,000
LyondellBasell Industries Class A	20,000	805,400

2

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name			Shares	Value
Chemicals (continued)

Mosaic Company			10,000	$547,600
Valspar Corporation			25,000	1,312,250

				5,028,850

Metals & Mining : 0.05%
Freeport-McMoRan Copper & Gold Incorporated			5,000	170,350

Telecommunication Services : 0.16%

Wireless Telecommunication Services : 0.16%
Crown Castle International Corporation †			10,000	586,600

Utilities : 2.67%

Electric Utilities : 2.32%

American Electric Power Company Incorporated			65,000	2,593,500
Exelon Corporation			65,000	2,445,300
Pepco Holdings Incorporated «			170,000	3,326,900

				8,365,700

Gas Utilities : 0.35%
ONEOK Incorporated			30,000	1,269,298

Total Common Stocks (Cost $97,350,028)				98,928,858

	Interest Rate	Maturity Date	Principal
Corporate Bonds and Notes : 67.05%

Consumer Discretionary : 2.36%

Media : 1.35%

Clear Channel Worldwide Holdings Incorporated Series A 144A	7.63%	03/15/2020	$625,000	598,438
Clear Channel Worldwide Holdings Incorporated Series B 144A	7.63	03/15/2020	4,375,000	4,276,563

				4,875,001

Specialty Retail : 1.01%
Sally Beauty Holdings Incorporated	5.75	06/01/2022	3,500,000	3,661,875

Consumer Staples : 0.29%

Food Products : 0.29%
Post Holdings Incorporated 144A	7.38	02/15/2022	1,000,000	1,055,000

Energy : 12.52%

Energy Equipment & Services : 8.27%

Atwood Oceanics Incorporated	6.50	02/01/2020	1,500,000	1,567,500
Dresser-Rand Group Incorporated	6.50	05/01/2021	3,485,000	3,615,688
Heckmann Corporation 144A	9.88	04/15/2018	15,000,000	14,250,000
Hornbeck Offshore Services 144A	5.88	04/01/2020	10,500,000	10,421,250

				29,854,438

Oil, Gas & Consumable Fuels : 4.25%

Consol Energy Incorporated	8.25	04/01/2020	7,175,000	7,533,750
Murray Energy Corporation 144A	10.25	10/15/2015	7,775,000	6,822,563

3

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Oil, Gas & Consumable Fuels (continued)

Range Resources Corporation	5.00%	08/15/2022	$1,000,000	$987,500

				15,343,813

Financials : 2.51%

REITs : 2.51%

Host Hotels & Resorts LP 144A	5.25	03/15/2022	5,000,000	5,125,000
Host Hotels & Resorts LP	6.00	10/01/2021	3,600,000	3,951,000

				9,076,000

Health Care : 10.26%

Health Care Providers & Services : 1.59%

Fresenius Medical Care Holdings Incorporated 144A	5.63	07/31/2019	1,000,000	1,042,500
HCA Incorporated	5.88	03/15/2022	4,500,000	4,702,500

				5,745,000

Pharmaceuticals : 8.67%

Endo Pharmaceuticals Holdings Incorporated	7.00	12/15/2020	7,440,000	8,063,100
Valeant Pharmaceuticals International Incorporated 144A	7.00	10/01/2020	12,500,000	12,625,000
Valeant Pharmaceuticals International Incorporated 144A	7.25	07/15/2022	10,560,000	10,586,400

				31,274,500

Industrials : 14.01%

Aerospace & Defense : 1.91%

Alliant Techsystems Incorporated	6.88	09/15/2020	3,000,000	3,195,000
Esterline Technologies Corporation	7.00	08/01/2020	3,380,000	3,718,000

				6,913,000

Building Products : 0.29%
Anixter Incorporated	5.63	05/01/2019	1,000,000	1,032,500

Commercial Services & Supplies : 0.90%
Iron Mountain Incorporated	7.75	10/01/2019	3,000,000	3,240,000

Construction & Engineering : 3.36%
Dycom Investments Incorporated	7.13	01/15/2021	11,845,000	12,141,125

Electrical Equipment : 5.57%

Belden Incorporated	7.00	03/15/2017	5,636,000	5,805,080
General Cable Corporation	7.13	04/01/2017	13,950,000	14,298,750

				20,103,830

Machinery : 1.98%

Actuant Corporation 144A	5.63	06/15/2022	1,000,000	1,027,500
Oshkosh Corporation	8.50	03/01/2020	5,500,000	6,105,000

				7,132,500

Information Technology : 3.04%

Internet Software & Services : 3.04%
Sabre Incorporated 144A	8.50	05/15/2019	10,800,000	10,962,000

4

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Materials : 13.44%

Chemicals : 7.95%

Celanese US Holdings LLC	5.88%	06/15/2021	$1,000,000	$1,072,500
Huntsman International LLC	8.63	03/15/2020	4,600,000	5,163,500
Koppers Holdings Incorporated	7.88	12/01/2019	9,250,000	9,966,875
Kraton Polymers LLC	6.75	03/01/2019	12,000,000	12,510,000

				28,712,875

Containers & Packaging : 2.71%

Ball Corporation	5.00	03/15/2022	1,000,000	1,040,000
Greif Incorporated	7.75	08/01/2019	5,676,000	6,470,640
Sealed Air Corporation 144A	8.38	09/15/2021	2,000,000	2,260,000

				9,770,640

Metals & Mining : 1.91%
United States Steel Corporation «	7.38	04/01/2020	7,145,000	6,894,925

Paper & Forest Products : 0.87%
Louisiana Pacific Corporation 144A	7.50	06/01/2020	3,000,000	3,142,500

Telecommunication Services : 0.56%

Diversified Telecommunication Services : 0.56%
SBA Telecommunications Incorporated	8.25	08/15/2019	1,836,000	2,010,420

Utilities : 8.06%

Gas Utilities : 0.60%
National Fuel Gas Company	4.90	12/01/2021	2,000,000	2,159,156

Independent Power Producers & Energy Traders : 7.46%

AES Corporation	8.00	06/01/2020	4,550,000	5,221,125
NRG Energy Incorporated	7.63	05/15/2019	4,000,000	4,050,000
NRG Energy Incorporated	7.88	05/15/2021	17,500,000	17,675,000

				26,946,125

Total Corporate Bonds and Notes (Cost $236,289,515)				242,047,223

Yankee Corporate Bonds and Notes : 4.41%

Energy : 0.85%

Oil, Gas & Consumable Fuels : 0.85%
Precision Drilling Corporation	6.63	11/15/2020	3,000,000	3,090,000

Materials : 3.56%

Chemicals : 3.56%
LyondellBasell Industries NV 144A	5.75	04/15/2024	12,000,000	12,840,000

Total Yankee Corporate Bonds and Notes (Cost $14,997,547)				15,930,000

	Yield		Shares
Short-Term Investments : 6.37%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.15		445,624	445,624

5

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

Security Name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.19%	22,536,223	$22,536,223

Total Short-Term Investments (Cost $22,981,847)				22,981,847

Total Investments in Securities (Cost $371,618,937)*	105.24%			379,887,928

Other Assets and Liabilities, Net	(5.24)			(18,900,804)

Total Net Assets	100.00%			$360,987,124

«	All or a portion of this security is on loan.
†	Non-income earning security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $371,866,130 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,543,324
Gross unrealized depreciation	(7,521,526)

Net unrealized appreciation	$8,021,798

6

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JUNE 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Diversified Income Builder Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Valuation Procedures.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$98,928,858	$0	$0	$98,928,858
Corporate bonds and notes	0	242,047,223	0	242,047,223
Yankee corporate bonds and notes	0	15,930,000	0	15,930,000
Short-term investments
Investment companies	445,624	22,536,223	0	22,981,847

	$99,374,482	$280,513,446	$0	$379,887,928

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities : 0.03%
FHLMC	10.50%	01/01/2016	$431	$481
FNMA Grantor Trust Series 2002-T1 Class A4	9.50	11/25/2031	145,271	175,272

Total Agency Securities (Cost $156,595)				175,753

			Shares
Common Stocks : 57.65%

Consumer Discretionary : 6.37%

Auto Components : 0.14%

BorgWarner Incorporated «†			3,626	237,829
Johnson Controls Incorporated			21,508	595,987
The Goodyear Tire & Rubber Company †			7,739	91,398

				925,214

Automobiles : 0.22%

Ford Motor Company «			120,670	1,157,225
Harley-Davidson Incorporated			7,320	334,744

				1,491,969

Distributors : 0.04%
Genuine Parts Company «			4,931	297,093

Diversified Consumer Services : 0.05%

Apollo Group Incorporated Class A †			3,395	122,865
DeVry Incorporated			1,863	57,697
H&R Block Incorporated			9,283	148,342

				328,904

Hotels, Restaurants & Leisure : 1.10%

Carnival Corporation			14,330	491,089
Chipotle Mexican Grill Incorporated †			1,002	380,710
Darden Restaurants Incorporated			4,067	205,912
International Game Technology			9,333	146,995
Marriott International Incorporated Class A «			8,373	328,222
McDonald’s Corporation			32,135	2,844,912
Starbucks Corporation			23,985	1,278,880
Starwood Hotels & Resorts Worldwide Incorporated			6,249	331,447
Wyndham Worldwide Corporation «			4,613	243,290
Wynn Resorts Limited			2,512	260,545
Yum! Brands Incorporated			14,564	938,213

				7,450,215

Household Durables : 0.19%

D.R. Horton Incorporated «			8,860	162,847
Harman International Industries Incorporated			2,228	88,229
Leggett & Platt Incorporated			4,432	93,648
Lennar Corporation «			5,146	159,063
Newell Rubbermaid Incorporated			9,168	166,308
Pulte Homes Incorporated «†			10,677	114,244
Stanley Black & Decker Incorporated			5,404	347,801
Whirlpool Corporation			2,443	149,414

				1,281,554

Internet & Catalog Retail : 0.60%

Amazon.com Incorporated †			11,395	2,602,048
Expedia Incorporated «			2,854	137,192

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Internet & Catalog Retail (continued)

Netflix Incorporated «†	1,755	$120,165
priceline.com Incorporated †	1,575	1,046,619
TripAdvisor Incorporated †	3,011	134,562

		4,040,586

Leisure Equipment & Products : 0.07%

Hasbro Incorporated «	3,691	125,014
Mattel Incorporated	10,769	349,346

		474,360

Media : 1.96%

Cablevision Systems Corporation New York Group Class A	6,771	89,987
CBS Corporation Class B	20,494	671,793
Comcast Corporation Class A	85,251	2,725,474
DIRECTV Group Incorporated †	20,709	1,011,013
Discovery Communications Incorporated Class C †	8,062	435,348
Gannett Company Incorporated «	7,428	109,414
Interpublic Group of Companies Incorporated	14,011	152,019
McGraw-Hill Companies Incorporated	8,845	398,025
News Corporation Class A	66,616	1,484,871
Omnicom Group Incorporated	8,618	418,835
Scripps Networks Interactive Incorporated	2,930	166,600
Time Warner Cable Incorporated	9,882	811,312
Time Warner Incorporated	30,353	1,168,591
Viacom Incorporated Class B	16,688	784,670
Walt Disney Company	56,515	2,740,978
Washington Post Company Class B	154	57,568

		13,226,498

Multiline Retail : 0.47%

Big Lots Incorporated «†	2,013	82,110
Dollar Tree Incorporated †	7,336	394,677
Family Dollar Stores Incorporated	3,691	245,378
JCPenney Company Incorporated «	4,632	107,972
Kohl’s Corporation	7,581	344,860
Macy’s Incorporated	13,062	448,680
Nordstrom Incorporated	5,066	251,730
Sears Holdings Corporation «	1,210	72,237
Target Corporation	20,909	1,216,695

		3,164,339

Specialty Retail : 1.18%

Abercrombie & Fitch Company Class A	2,612	89,174
AutoNation Incorporated «†	1,314	46,358
AutoZone Incorporated «†	841	308,790
Bed Bath & Beyond Incorporated †	7,351	454,292
Best Buy Company Incorporated «	8,764	183,693
CarMax Incorporated †	7,217	187,209
GameStop Corporation Class A «	4,121	75,662
Gap Incorporated	10,520	287,827
Home Depot Incorporated	48,400	2,564,716
Limited Brands Incorporated	7,639	324,887
Lowe’s Companies Incorporated	37,208	1,058,196
O’Reilly Automotive Incorporated †	3,987	333,991
Ross Stores Incorporated	7,132	445,536
Staples Incorporated «	21,792	284,386
Tiffany & Company «	4,006	212,118
TJX Companies Incorporated	23,428	1,005,764

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Specialty Retail (continued)

Urban Outfitters Incorporated «†	3,526	$97,282

		7,959,881

Textiles, Apparel & Luxury Goods : 0.35%

Coach Incorporated	9,087	531,408
Fossil Incorporated †	1,644	125,832
Nike Incorporated Class B	11,595	1,017,809
Ralph Lauren Corporation	2,051	287,263
VF Corporation	2,738	365,386

		2,327,698

Consumer Staples : 6.51%

Beverages : 1.60%

Beam Incorporated	4,981	311,263
Brown-Forman Corporation Class B	3,142	304,303
Coca-Cola Enterprises Incorporated	9,486	265,987
Constellation Brands Incorporated Class A †	5,135	138,953
D.E Master Blenders 1753 NV †	18,765	211,587
Dr Pepper Snapple Group Incorporated	6,698	293,038
Molson Coors Brewing Company	4,970	206,802
PepsiCo Incorporated	49,452	3,494,278
The Coca-Cola Company	71,333	5,577,527

		10,803,738

Food & Staples Retailing : 1.39%

Costco Wholesale Corporation	13,669	1,298,555
CVS Caremark Corporation	40,519	1,893,453
Kroger Company	17,736	411,298
Safeway Incorporated «	7,601	137,958
Sysco Corporation	18,520	552,081
Wal-Mart Stores Incorporated	54,564	3,804,202
Walgreen Company	27,280	806,942
Whole Foods Market Incorporated	5,166	492,423

		9,396,912

Food Products : 1.03%

Archer Daniels Midland Company	20,824	614,724
Campbell Soup Company	5,596	186,794
ConAgra Foods Incorporated	13,135	340,591
Dean Foods Company †	5,834	99,353
General Mills Incorporated	20,467	788,798
H.J. Heinz Company	10,116	550,108
Hillshire Brands Company	3,753	108,799
Hormel Foods Corporation «	4,336	131,901
JM Smucker Company	3,583	270,588
Kellogg Company	7,800	384,774
Kraft Foods Incorporated Class A	56,062	2,165,114
McCormick & Company Incorporated «	4,194	254,366
Mead Johnson & Company	6,448	519,128
The Hershey Company	4,809	346,392
Tyson Foods Incorporated Class A	9,129	171,899

		6,933,329

Household Products : 1.22%

Clorox Company «	4,113	298,028
Colgate-Palmolive Company	15,090	1,570,869
Kimberly-Clark Corporation	12,398	1,038,580

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Household Products (continued)

Procter & Gamble Company	86,641	$5,306,761

		8,214,238

Personal Products : 0.09%

Avon Products Incorporated	13,654	221,331
Estee Lauder Companies Incorporated Class A	7,128	385,767

		607,098

Tobacco : 1.18%

Altria Group Incorporated	64,339	2,222,912
Lorillard Incorporated	4,129	544,822
Philip Morris International	53,931	4,706,019
Reynolds American Incorporated	10,481	470,282

		7,944,035

Energy : 6.23%

Energy Equipment & Services : 0.95%

Baker Hughes Incorporated	13,865	569,852
Cameron International Corporation †	7,789	332,668
Diamond Offshore Drilling Incorporated «	2,197	129,909
FMC Technologies Incorporated †	7,562	296,657
Halliburton Company	29,185	828,562
Helmerich & Payne Incorporated	3,395	147,615
Nabors Industries Limited †	9,179	132,178
National Oilwell Varco Incorporated	13,477	868,458
Noble Corporation	7,981	259,622
Rowan Companies plc †	3,925	126,895
Schlumberger Limited	42,167	2,737,060

		6,429,476

Oil, Gas & Consumable Fuels : 5.28%

Alpha Natural Resources Incorporated †	6,967	60,683
Anadarko Petroleum Corporation	15,797	1,045,761
Apache Corporation	12,359	1,086,233
Cabot Oil & Gas Corporation	6,633	261,340
Chesapeake Energy Corporation «	20,943	389,540
Chevron Corporation	62,392	6,582,356
ConocoPhillips Company «	39,985	2,234,362
CONSOL Energy Incorporated «	7,194	217,547
Denbury Resources Incorporated †	12,352	186,639
Devon Energy Corporation	12,786	741,460
EOG Resources Incorporated	8,526	768,278
EQT Corporation	4,728	253,563
Exxon Mobil Corporation	147,858	12,652,209
Hess Corporation	9,613	417,685
Kinder Morgan Incorporated	15,966	514,425
Marathon Oil Corporation	22,303	570,288
Marathon Petroleum Corporation	10,773	483,923
Murphy Oil Corporation	6,141	308,831
Newfield Exploration Company †	4,263	124,949
Noble Energy Incorporated	5,623	476,943
Occidental Petroleum Corporation	25,644	2,199,486
Peabody Energy Corporation	8,615	211,240
Phillips 66 Incorporated †	19,772	657,221
Pioneer Natural Resources Company	3,891	343,225
QEP Resources Incorporated	5,642	169,091
Range Resources Corporation	5,127	317,207
Southwestern Energy Company †	11,007	351,454
Spectra Energy Corporation	20,640	599,798

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)

Sunoco Incorporated	3,349	$159,078
Tesoro Petroleum Corporation †	4,436	110,723
The Williams Companies Incorporated	19,783	570,146
Valero Energy Corporation	17,483	422,214
WPX Energy Incorporated †	6,283	101,659

		35,589,557

Financials : 8.31%

Capital Markets : 1.05%

Ameriprise Financial Incorporated	6,913	361,273
Bank of New York Mellon Corporation	37,711	827,756
BlackRock Incorporated «	4,052	688,111
Charles Schwab Corporation	34,216	442,413
E*TRADE Financial Corporation †	8,039	64,634
Federated Investors Incorporated Class B «	2,930	64,021
Franklin Resources Incorporated	4,490	498,345
Goldman Sachs Group Incorporated	15,555	1,491,102
Invesco Limited	14,172	320,287
Legg Mason Incorporated «	3,971	104,715
Morgan Stanley	48,154	702,567
Northern Trust Corporation	7,624	350,856
State Street Corporation	15,447	689,554
T. Rowe Price Group Incorporated «	8,065	507,772

		7,113,406

Commercial Banks : 1.70%

Branch Banking & Trust Corporation	22,091	681,507
Comerica Incorporated	6,218	190,955
Fifth Third Bancorp	29,093	389,846
First Horizon National Corporation	7,989	69,105
Huntington Bancshares Incorporated	27,342	174,989
KeyCorp	30,138	233,268
M&T Bank Corporation	4,002	330,445
PNC Financial Services Group Incorporated	16,718	1,021,637
Regions Financial Corporation	44,659	301,448
SunTrust Banks Incorporated	17,018	412,346
US Bancorp	59,891	1,926,095
Wells Fargo & Company (l)	168,021	5,618,622
Zions Bancorporation	5,822	113,063

		11,463,326

Consumer Finance : 0.54%

American Express Company	31,659	1,842,870
Capital One Financial Corporation	18,351	1,003,066
Discover Financial Services	16,768	579,837
SLM Corporation	15,424	242,311

		3,668,084

Diversified Financial Services : 2.34%

Bank of America Corporation	340,751	2,787,343
Berkshire Hathaway Incorporated Class B †	55,605	4,633,565
Citigroup Incorporated	92,714	2,541,291
CME Group Incorporated	2,101	563,299
InterContinental Exchange Incorporated †	2,301	312,890
JPMorgan Chase & Company	120,362	4,300,534
Leucadia National Corporation	6,264	133,235
Moody’s Corporation «	6,253	228,547
NASDAQ Stock Market Incorporated	3,871	87,756

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Diversified Financial Services (continued)

NYSE Euronext Incorporated	8,031	$205,433

		15,793,893

Insurance : 1.37%

ACE Limited	10,708	793,784
AFLAC Incorporated	14,787	629,778
Allstate Corporation	15,535	545,123
American International Group Incorporated †	20,221	648,892
AON plc	10,320	482,770
Assurant Incorporated	2,712	94,486
Chubb Corporation	8,534	621,446
Cincinnati Financial Corporation «	5,131	195,337
Genworth Financial Incorporated †	15,539	87,951
Lincoln National Corporation	9,026	197,399
Loews Corporation	9,663	395,313
Marsh & McLennan Companies Incorporated	17,252	556,032
MetLife Incorporated	33,579	1,035,912
Principal Financial Group Incorporated	9,490	248,923
Prudential Financial Incorporated	14,829	718,168
The Hartford Financial Services Group Incorporated	13,942	245,797
The Progressive Corporation	19,280	401,602
The Travelers Companies Incorporated	12,302	785,360
Torchmark Corporation «	3,115	157,463
UnumProvident Corporation	9,037	172,878
XL Group plc	9,855	207,349

		9,221,763

Real Estate Management & Development : 0.03%
CBRE Group Incorporated †	10,370	169,653

REITs : 1.24%

American Tower Corporation	12,478	872,337
Apartment Investment & Management Company Class A	4,186	113,148
AvalonBay Communities Incorporated	3,015	426,562
Boston Properties Incorporated	4,736	513,240
Equity Residential Corporation	9,506	592,794
HCP Incorporated	13,266	585,694
Health Care REIT Incorporated	6,760	394,108
Host Hotels & Resorts Incorporated «	22,714	359,335
Kimco Realty Corporation	12,866	244,840
Plum Creek Timber Company	5,108	202,788
Prologis Incorporated	14,556	483,696
Public Storage Incorporated	4,501	649,989
Simon Property Group Incorporated	9,582	1,491,534
Ventas Incorporated	9,141	576,980
Vornado Realty Trust	5,869	492,879
Weyerhaeuser Company	16,995	380,008

		8,379,932

Thrifts & Mortgage Finance : 0.04%

Hudson City Bancorp Incorporated	16,699	106,373
People’s United Financial Incorporated	11,253	130,647

		237,020

Health Care : 6.91%

Biotechnology : 0.83%

Alexion Pharmaceuticals Incorporated †	6,072	602,950
Amgen Incorporated	24,592	1,796,200
Biogen Idec Incorporated †	7,574	1,093,534

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Biotechnology (continued)

Celgene Corporation †	13,930	$893,749
Gilead Sciences Incorporated †	23,947	1,228,002

		5,614,435

Health Care Equipment & Supplies : 1.03%

Baxter International Incorporated	17,410	925,342
Becton Dickinson & Company «	6,410	479,148
Boston Scientific Corporation †	45,193	256,244
C.R. Bard Incorporated	2,654	285,146
CareFusion Corporation †	7,017	180,197
Covidien plc	15,247	815,715
DENTSPLY International Incorporated «	4,482	169,464
Edwards Lifesciences Corporation «†	3,622	374,153
Intuitive Surgical Incorporated †	1,256	695,560
Medtronic Incorporated	32,903	1,274,333
St. Jude Medical Incorporated	9,924	396,067
Stryker Corporation	10,239	564,169
Varian Medical Systems Incorporated «†	3,526	214,275
Zimmer Holdings Incorporated	5,569	358,421

		6,988,234

Health Care Providers & Services : 1.17%

Aetna Incorporated	10,984	425,850
AmerisourceBergen Corporation	7,931	312,085
Cardinal Health Incorporated	10,942	459,564
CIGNA Corporation	9,118	401,192
Coventry Health Care Incorporated	4,517	143,595
DaVita Incorporated †	2,973	291,978
Express Scripts Holding Corporation †	25,467	1,421,823
Humana Incorporated	5,158	399,436
Laboratory Corporation of America Holdings †	3,061	283,479
McKesson Corporation	7,443	697,781
Patterson Companies Incorporated	2,773	95,585
Quest Diagnostics Incorporated «	5,016	300,458
Tenet Healthcare Corporation †	13,085	68,565
UnitedHealth Group Incorporated	32,803	1,918,976
WellPoint Incorporated	10,462	667,371

		7,887,738

Health Care Technology : 0.06%
Cerner Corporation †	4,636	383,212

Life Sciences Tools & Services : 0.24%

Agilent Technologies Incorporated	10,988	431,169
Life Technologies Corporation †	5,646	254,014
PerkinElmer Incorporated	3,603	92,957
Thermo Fisher Scientific Incorporated	11,614	602,883
Waters Corporation †	2,811	223,390

		1,604,413

Pharmaceuticals : 3.58%

Abbott Laboratories	49,748	3,207,254
Allergan Incorporated	9,725	900,243
Bristol-Myers Squibb Company	53,408	1,920,018
Eli Lilly & Company	32,288	1,385,478
Forest Laboratories Incorporated †	8,400	293,916
Hospira Incorporated «†	5,223	182,701
Johnson & Johnson Services Incorporated	86,837	5,866,708
Merck & Company Incorporated	96,174	4,015,265
Mylan Laboratories Incorporated †	13,554	289,649

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Pharmaceuticals (continued)

Perrigo Company	2,953	$348,247
Pfizer Incorporated	236,769	5,445,687
Watson Pharmaceuticals Incorporated †	4,029	298,106

		24,153,272

Industrials : 5.98%

Aerospace & Defense : 1.43%

Boeing Company	23,685	1,759,796
General Dynamics Corporation	11,403	752,142
Goodrich Corporation	3,983	505,443
Honeywell International Incorporated	24,638	1,375,786
L-3 Communications Holdings Incorporated	3,080	227,951
Lockheed Martin Corporation	8,419	733,127
Northrop Grumman Corporation	7,954	507,386
Precision Castparts Corporation	4,593	755,503
Raytheon Company	10,539	596,402
Rockwell Collins Incorporated «	4,586	226,319
United Technologies Corporation	28,816	2,176,472

		9,616,327

Air Freight & Logistics : 0.57%

C.H. Robinson Worldwide Incorporated	5,143	301,020
Expeditors International of Washington Incorporated «	6,717	260,284
FedEx Corporation	9,970	913,352
United Parcel Service Incorporated Class B	30,337	2,389,342

		3,863,998

Airlines : 0.03%
Southwest Airlines Company	24,273	223,797

Building Products : 0.02%
Masco Corporation	11,292	156,620

Commercial Services & Supplies : 0.29%

Avery Dennison Corporation	3,276	89,566
Cintas Corporation	3,487	134,633
Dun & Bradstreet Corporation «	1,513	107,680
Equifax Incorporated	3,806	177,360
Iron Mountain Incorporated	5,411	178,347
Pitney Bowes Incorporated «	6,329	94,745
Republic Services Incorporated	9,951	263,303
Robert Half International Incorporated «	4,520	129,136
RR Donnelley & Sons Company «	5,700	67,089
Stericycle Incorporated «†	2,688	246,409
Waste Management Incorporated «	14,629	488,609

		1,976,877

Construction & Engineering : 0.09%

Fluor Corporation	5,346	263,772
Jacobs Engineering Group Incorporated †	4,079	154,431
Quanta Services Incorporated †	6,737	162,160

		580,363

Electrical Equipment : 0.30%

Cooper Industries plc	5,031	343,014
Emerson Electric Company	23,198	1,080,563
Rockwell Automation Incorporated	4,513	298,129

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Electrical Equipment (continued)

Roper Industries Incorporated	3,080	$303,626

		2,025,332

Industrial Conglomerates : 1.48%

3M Company	21,938	1,965,645
General Electric Company	335,017	6,981,754
Textron Incorporated	8,860	220,348
Tyco International Limited	14,637	773,565

		9,941,312

Machinery : 1.17%

Caterpillar Incorporated	20,628	1,751,523
Cummins Incorporated	6,076	588,825
Danaher Corporation	18,182	946,919
Deere & Company	12,574	1,016,859
Dover Corporation	5,807	311,313
Eaton Corporation	10,677	423,130
Flowserve Corporation «	1,728	198,288
Illinois Tool Works Incorporated «	15,094	798,322
Ingersoll-Rand plc	9,444	398,348
Joy Global Incorporated	3,345	189,762
Paccar Incorporated	11,280	442,063
Pall Corporation «	3,660	200,605
Parker Hannifin Corporation	4,778	367,333
Snap-On Incorporated «	1,836	114,291
Xylem Incorporated	5,865	147,622

		7,895,203

Road & Rail : 0.49%

CSX Corporation	32,857	734,683
Norfolk Southern Corporation	10,301	739,303
Ryder System Incorporated	1,621	58,372
Union Pacific Corporation	15,059	1,796,689

		3,329,047

Trading Companies & Distributors : 0.11%

Fastenal Company «	9,337	376,374
W.W. Grainger Incorporated «	1,928	368,711

		745,085

Information Technology : 11.38%

Communications Equipment : 1.06%

Cisco Systems Incorporated	169,381	2,908,272
F5 Networks Incorporated †	2,512	250,095
Harris Corporation «	3,599	150,618
JDS Uniphase Corporation †	7,320	80,520
Juniper Networks Incorporated †	16,745	273,111
Motorola Solutions Incorporated	9,233	444,200
QUALCOMM Incorporated	54,203	3,018,023

		7,124,839

Computers & Peripherals : 3.22%

Apple Incorporated †	29,565	17,265,960
Dell Incorporated †	47,006	588,515
EMC Corporation †	66,390	1,701,576
Hewlett-Packard Company	62,522	1,257,317

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Computers & Peripherals (continued)

Lexmark International Incorporated «	2,251	$59,832
NetApp Incorporated †	11,476	365,166
SanDisk Corporation †	7,704	281,042
Western Digital Corporation †	7,401	225,582

		21,744,990

Electronic Equipment, Instruments & Components : 0.25%

Amphenol Corporation Class A	5,123	281,355
Corning Incorporated	47,985	620,446
FLIR Systems Incorporated	4,878	95,121
Jabil Circuit Incorporated	5,749	116,877
Molex Incorporated	4,348	104,091
TE Connectivity Limited	13,519	431,391

		1,649,281

Internet Software & Services : 1.07%

Akamai Technologies Incorporated †	5,665	179,864
eBay Incorporated †	36,336	1,526,475
Google Incorporated Class A †	8,042	4,664,923
VeriSign Incorporated «†	4,997	217,719
Yahoo! Incorporated †	38,533	609,977

		7,198,958

IT Services : 2.24%

Accenture plc	20,379	1,224,574
Automatic Data Processing Incorporated	15,466	860,838
Cognizant Technology Solutions Corporation Class A †	9,629	577,740
Computer Sciences Corporation	4,908	121,817
Fidelity National Information Services Incorporated	7,551	257,338
Fiserv Incorporated †	4,317	311,774
International Business Machines Corporation	36,471	7,132,998
MasterCard Incorporated	3,357	1,443,879
Paychex Incorporated	10,201	320,413
SAIC Incorporated	8,749	106,038
Teradata Corporation †	5,335	384,173
Total System Services Incorporated	5,081	121,588
Visa Incorporated Class A	15,747	1,946,802
Western Union Company	19,380	326,359

		15,136,331

Office Electronics : 0.05%
Xerox Corporation	42,616	335,388

Semiconductors & Semiconductor Equipment : 1.33%

Advanced Micro Devices Incorporated «†	18,627	106,733
Altera Corporation	10,201	345,202
Analog Devices Incorporated	9,433	355,341
Applied Materials Incorporated	40,527	464,439
Broadcom Corporation Class A	15,681	530,018
First Solar Incorporated «†	1,867	28,117
Intel Corporation	159,076	4,239,375
KLA-Tencor Corporation	5,292	260,631
Lam Research Corporation «†	6,372	240,479
Linear Technology Corporation	7,278	228,020
LSI Corporation †	17,990	114,596
Microchip Technology Incorporated «	6,122	202,516
Micron Technology Incorporated †	31,290	197,440
NVIDIA Corporation †	19,568	270,430
Teradyne Incorporated «†	5,903	82,996
Texas Instruments Incorporated	36,183	1,038,090

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)

Xilinx Incorporated	8,346	$280,175

		8,984,598

Software : 2.16%

Adobe Systems Incorporated †	15,685	507,723
Autodesk Incorporated †	7,267	254,272
BMC Software Incorporated †	5,093	217,369
CA Incorporated	11,188	303,083
Citrix Systems Incorporated †	5,888	494,239
Electronic Arts Incorporated †	10,051	124,130
Intuit Incorporated	9,287	551,183
Microsoft Corporation	236,412	7,231,843
Oracle Corporation	122,701	3,644,220
Red Hat Incorporated †	6,099	344,472
Salesforce.com Incorporated «†	4,309	595,762
Symantec Corporation †	22,790	332,962

		14,601,258

Materials : 1.96%

Chemicals : 1.35%

Air Products & Chemicals Incorporated	6,687	539,842
Airgas Incorporated	2,189	183,898
CF Industries Holdings Incorporated	2,074	401,817
Dow Chemical Company	37,796	1,190,574
E.I. du Pont de Nemours & Company	29,627	1,498,237
Eastman Chemical Company «	4,363	219,764
Ecolab Incorporated	9,241	633,286
FMC Corporation	4,336	231,889
International Flavors & Fragrances Incorporated «	2,562	140,398
Monsanto Company	16,868	1,396,333
Mosaic Company	9,417	515,675
PPG Industries Incorporated	4,816	511,074
Praxair Incorporated	9,444	1,026,846
Sherwin-Williams Company «	2,712	358,933
Sigma-Aldrich Corporation «	3,821	282,487

		9,131,053

Construction Materials : 0.02%
Vulcan Materials Company	4,090	162,414

Containers & Packaging : 0.08%

Ball Corporation	4,954	203,362
Bemis Company Incorporated	3,261	102,200
Owens-Illinois Incorporated †	5,216	99,991
Sealed Air Corporation	6,137	94,755

		500,308

Metals & Mining : 0.43%

Alcoa Incorporated «	33,729	295,129
Allegheny Technologies Incorporated	3,387	108,011
Cliffs Natural Resources Incorporated «	4,505	222,051
Freeport-McMoRan Copper & Gold Incorporated Class B	30,011	1,022,475
Newmont Mining Corporation	15,670	760,152
Nucor Corporation «	10,024	379,910
Titanium Metals Corporation	2,604	29,451
United States Steel Corporation «	4,555	93,833

		2,911,012

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Paper & Forest Products : 0.08%

International Paper Company	13,819	$399,507
MeadWestvaco Corporation	5,450	156,688

		556,195

Telecommunication Services : 1.85%

Diversified Telecommunication Services : 1.73%

AT&T Incorporated	185,385	6,610,829
CenturyTel Incorporated	19,645	775,781
Frontier Communications Corporation «	31,570	120,913
Verizon Communications Incorporated	89,833	3,992,179
Windstream Corporation «	18,604	179,715

		11,679,417

Wireless Telecommunication Services : 0.12%

Crown Castle International Corporation †	8,154	478,314
MetroPCS Communications Incorporated †	9,302	56,277
Sprint Nextel Corporation †	94,822	309,120

		843,711

Utilities : 2.15%

Electric Utilities : 1.28%

American Electric Power Company Incorporated	15,313	610,989
Consolidated Edison Incorporated «	9,260	575,879
Duke Energy Corporation	42,309	975,646
Edison International	10,301	475,906
Entergy Corporation	5,604	380,456
Exelon Corporation	26,954	1,014,009
FirstEnergy Corporation	13,223	650,439
Nextera Energy Incorporated	13,189	907,535
Northeast Utilities	9,917	384,879
Pepco Holdings Incorporated «	7,217	141,237
Pinnacle West Capital Corporation	3,460	179,020
PPL Corporation	18,339	510,008
Progress Energy Incorporated	9,360	563,191
The Southern Company	27,468	1,271,768

		8,640,962

Gas Utilities : 0.06%

AGL Resources Incorporated	3,710	143,763
ONEOK Incorporated	6,571	278,019

		421,782

Independent Power Producers & Energy Traders : 0.06%

AES Corporation †	20,386	261,552
NRG Energy Incorporated «†	7,201	125,009

		386,561

Multi-Utilities : 0.75%

Ameren Corporation	7,674	257,386
CenterPoint Energy Incorporated	13,511	279,272
CMS Energy Corporation	8,231	193,429
Dominion Resources Incorporated	18,070	975,780
DTE Energy Company	5,381	319,255
Integrys Energy Group Incorporated «	2,462	140,014
NiSource Incorporated	8,983	222,329

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name			Shares	Value
Multi-Utilities (continued)
PG&E Corporation			13,354	$604,536
Public Service Enterprise Group Incorporated			15,996	519,870
SCANA Corporation			3,679	176,003
Sempra Energy			7,585	522,455
TECO Energy Incorporated			6,825	123,260
Wisconsin Energy Corporation			7,286	288,307
Xcel Energy Incorporated			15,397	437,418

				5,059,314

Total Common Stocks (Cost $315,438,899)				388,987,408

	Interest Rate	Maturity Date	Principal
Non-Agency Mortgage Backed Securities : 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA ±	0.58%	12/25/2034	$27,038	23,985
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.21	12/25/2034	9,997	8,726

Total Non-Agency Mortgage Backed Securities (Cost $37,035)				32,711

U.S. Treasury Securities : 36.03%
U.S. Treasury Bond	3.13	11/15/2041	11,934,000	12,851,426
U.S. Treasury Bond	3.13	02/15/2042	6,258,000	6,734,196
U.S. Treasury Bond	3.50	02/15/2039	9,195,000	10,653,272
U.S. Treasury Bond	3.75	08/15/2041	15,975,000	19,297,305
U.S. Treasury Bond	3.88	08/15/2040	12,868,000	15,867,853
U.S. Treasury Bond	4.25	05/15/2039	10,503,000	13,739,237
U.S. Treasury Bond	4.25	11/15/2040	14,576,000	19,099,108
U.S. Treasury Bond	4.38	02/15/2038	5,198,000	6,908,464
U.S. Treasury Bond	4.38	11/15/2039	14,262,000	19,024,167
U.S. Treasury Bond	4.38	05/15/2040	14,734,000	19,662,980
U.S. Treasury Bond	4.38	05/15/2041	13,209,000	17,669,098
U.S. Treasury Bond	4.50	02/15/2036	7,751,000	10,425,095
U.S. Treasury Bond	4.50	05/15/2038	6,588,000	8,927,768
U.S. Treasury Bond	4.50	08/15/2039	9,999,000	13,586,141
U.S. Treasury Bond	4.63	02/15/2040	13,479,000	18,674,737
U.S. Treasury Bond	4.75	02/15/2037	4,118,000	5,747,826
U.S. Treasury Bond	4.75	02/15/2041	11,532,000	16,315,981
U.S. Treasury Bond	5.00	05/15/2037	5,500,000	7,948,358

Total U.S. Treasury Securities (Cost $192,125,334)				243,133,012

		Expiration Date	Shares
Warrants : 0.01%

Utilities : 0.01%

Gas Utilities : 0.01%
Kinder Morgan Incorporated†	02/15/2017		15,776	34,076

Total Warrants (Cost $25,794)				34,076

			Principal
Other : 0.09%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)			$2,272,848	613,669

Total Other (Cost $281,348)				613,669

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND

Security Name		Yield		Shares	Value
Short-Term Investments : 7.54%

Investment Companies : 7.54%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.15%		15,685,031	$15,685,031
Wells Fargo Securities Lending Cash Investments, LLC (l)(v)(u)(r)		0.19		19,047,373	19,047,373

					34,732,404

			Maturity Date	Principal
U.S. Treasury Securities : 2.39%

U.S. Treasury Bill (z)#		0.05	08/02/2012	$9,185,000	9,184,587
U.S. Treasury Bill (z)#		0.04	08/23/2012	6,955,000	6,954,548

					16,139,135

Total Short-Term Investments (Cost $50,871,168)					50,871,539

Total Investments in Securities (Cost $558,936,173)*	101.35%				683,848,168

Other Assets and Liabilities, Net	(1.35)				(9,134,481)

Total Net Assets	100.00%				$674,713,687

«	All or a portion of this security is on loan.
†	Non-income earning security
(l)	Investment in an affiliate
±	Variable rate investment
(v)	Security represents investment of cash collateral received from securities on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $588,316,302 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$122,481,127
Gross unrealized depreciation	(26,949,261)

Net unrealized appreciation	$95,531,866

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JUNE 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Index Asset Allocation Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$175,753	$0	$175,753
Equity securities
Common stocks	388,987,408	0	0	388,987,408
Warrants	0	34,076	0	34,076
Non-agency mortgage backed securities	0	32,711	0	32,711
U.S. Treasury securities	243,133,012	0	0	243,133,012
Other	0	0	613,669	613,669
Short-term investments
Investment companies	15,685,031	19,047,373	0	34,732,404
U.S. Treasury securities	16,139,135	0	0	16,139,135

	$663,944,586	$19,289,913	$613,669	$683,848,168

As of June 30, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$5,130,986	$0	$0	$5,130,986

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the nine months ended June 30, 2012, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocative strategy.

At June 30, 2012, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at June 30, 2012	Unrealized Gains (Losses)
September 2012	25 Long	30-Year U.S. Treasury Bonds	$3,699,219	$(7,388)
September 2012	1,102 Short	30-Year U.S. Treasury Bonds	163,061,563	(1,116,812)
September 2012	537 Long	S&P 500 Index	182,096,700	6,255,186

The Fund had average notional amounts of $177,854,210 and $161,402,898 in long future contracts and short futures contracts, respectively, during the nine months ended June 30, 2012.

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 98.02%

Consumer Discretionary : 15.97%

Hotels, Restaurants & Leisure : 3.45%

Darden Restaurants Incorporated «	61,800	$3,128,933
International Speedway Corporation Class A «	73,000	1,911,140

		5,040,073

Household Durables : 2.74%
NVR Incorporated †	4,720	4,012,000

Leisure Equipment & Products : 1.92%
Hasbro Incorporated «	82,800	2,804,436

Specialty Retail : 2.68%

Best Buy Company Incorporated «	129,700	2,718,512
Penske Auto Group Incorporated «	56,400	1,197,936

		3,916,448

Textiles, Apparel & Luxury Goods : 5.18%

Gildan Activewear Incorporated	140,866	3,876,632
Hanesbrands Incorporated «†	133,300	3,696,409

		7,573,041

Consumer Staples : 3.70%

Beverages : 2.26%
Coca-Cola Enterprises Incorporated	117,800	3,303,112

Personal Products : 1.44%
Avon Products Incorporated	129,500	2,099,195

Energy : 1.56%

Oil, Gas & Consumable Fuels : 1.56%
Noble Energy Incorporated	26,800	2,273,176

Financials : 20.20%

Commercial Banks : 7.02%

City National Corporation «	68,100	3,308,298
TCF Financial Corporation «	338,600	3,887,128
Umpqua Holdings Corporation «	232,600	3,061,016

		10,256,442

Insurance : 13.18%

Axis Capital Holdings Limited	129,000	4,198,950
Fidelity National Title Group Incorporated	151,900	2,925,594
RenaissanceRe Holdings Limited «	30,000	2,280,300
Stewart Information Services Corporation	170,100	2,611,035
Torchmark Corporation «	48,700	2,461,785
White Mountain Insurance Group Limited	4,050	2,113,088
Willis Group Holdings plc	73,400	2,678,366

		19,269,118

1

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

Security Name	Shares	Value
Health Care : 11.80%

Health Care Equipment & Supplies : 2.27%
West Pharmaceutical Services Incorporated «	65,800	$3,322,242

Health Care Providers & Services : 7.10%

Cardinal Health Incorporated	54,000	2,268,000
MEDNAX Incorporated †	67,300	4,612,742
Quest Diagnostics Incorporated «	58,400	3,498,160

		10,378,902

Pharmaceuticals : 2.43%
Hospira Incorporated «†	101,400	3,546,972

Industrials : 17.52%

Building Products : 2.79%
Quanex Building Products Corporation	228,100	4,078,428

Commercial Services & Supplies : 9.58%

Brink’s Company	92,000	2,132,560
Cintas Corporation «	82,700	3,193,047
G&K Services Incorporated Class A	64,000	1,996,160
Republic Services Incorporated	117,700	3,114,342
Steelcase Incorporated «	395,000	3,566,850

		14,002,959

Machinery : 5.15%

Albany International Corporation Class A «	134,687	2,519,994
Harsco Corporation	168,600	3,436,068
Kennametal Incorporated	47,300	1,567,995

		7,524,057

Information Technology : 14.67%

Computers & Peripherals : 2.07%

Diebold Incorporated	81,780	3,018,500

Electronic Equipment, Instruments & Components : 4.16%

Flextronics International Limited †	528,400	3,276,080
Molex Incorporated «	117,389	2,810,293

		6,086,373

IT Services : 2.87%
Western Union Company	248,600	4,186,424

Semiconductors & Semiconductor Equipment : 5.57%

Lam Research Corporation «†	135,147	5,100,448
Teradyne Incorporated «†	216,500	3,043,990

		8,144,438

Materials : 10.83%

Containers & Packaging : 8.33%

Ball Corporation «	79,200	3,251,160
Bemis Company Incorporated «	98,700	3,093,258
Packaging Corporation of America	104,000	2,936,960

2

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name			Shares	Value
Containers & Packaging (continued)
Rock-Tenn Company Class A			53,000	$2,891,150

				12,172,528

Metals & Mining : 2.50%
Reliance Steel & Aluminum Company			72,500	3,661,250

Utilities : 1.77%

Electric Utilities : 1.77%
Entergy Corporation			38,100	2,586,609

Total Common Stocks (Cost $130,327,949)				143,256,723

			Principal
Other : 0.19%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$1,019,325	275,218
Total Other (Cost $126,179)				275,218

		Yield
Short-Term Investments : 32.41%

Investment Companies : 32.41%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.15%	2,286,144	2,286,144
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19	45,088,955	45,088,955

Total Short-Term Investments (Cost $47,375,099)				47,375,099

Total Investments in Securities (Cost $177,829,227)*	130.62%			190,907,040

Other Assets and Liabilities, Net	(30.62)			(44,752,249)

Total Net Assets	100.00%			$146,154,791

«	All or a portion of this security is on loan.
†	Non-income earning security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
Cost for federal income tax purposes is $187,146,988 and unrealized appreciation (depreciation) consists of:

	Gross unrealized appreciation	$11,491,186
	Gross unrealized depreciation	(7,731,134)

*	Net unrealized appreciation	$3,760,052

3

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage C&B Mid Cap Value Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$143,256,723	$0	$0	$143,256,723
Other	0	0	275,218	275,218
Short-term investments
Investment companies	2,286,144	45,088,955	0	47,375,099

	$145,542,867	$45,088,955	$275,218	$190,907,040

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE COMMON STOCK FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 97.29%

Consumer Discretionary : 20.78%

Auto Components : 0.50%
BorgWarner Incorporated «†	82,036	$5,380,741

Diversified Consumer Services : 3.84%

Capella Education Company †	425,677	14,796,533
Grand Canyon Education Incorporated †	1,282,622	26,858,105

		41,654,638

Hotels, Restaurants & Leisure : 1.25%
Royal Caribbean Cruises Limited «	522,268	13,594,636

Household Durables : 1.27%
Mohawk Industries Incorporated †	197,505	13,791,774

Internet & Catalog Retail : 1.16%
Liberty Media Corporation Interactive Series A †	706,017	12,560,042

Media : 4.81%

Cablevision Systems Corporation New York Group Class A «	793,021	10,539,249
Interpublic Group of Companies Incorporated	1,295,175	14,052,649
Scripps Networks Interactive Incorporated	211,315	12,015,371
Time Warner Cable Incorporated	189,808	15,583,237

		52,190,506

Specialty Retail : 7.95%

Ann Incorporated †	601,061	15,321,045
Children’s Place Retail Stores Incorporated «†	251,494	12,531,946
Express Incorporated †	725,761	13,187,077
Finish Line Incorporated Class A	511,147	10,688,084
PetSmart Incorporated	255,672	17,431,717
Tractor Supply Company	98,124	8,150,179
Urban Outfitters Incorporated «†	324,149	8,943,271

		86,253,319

Consumer Staples : 1.28%

Household Products : 1.28%
Church & Dwight Company Incorporated	251,343	13,941,996

Energy : 7.66%

Energy Equipment & Services : 4.13%

Cameron International Corporation †	305,000	13,026,550
Dresser-Rand Group Incorporated †	176,515	7,861,978
Helmerich & Payne Incorporated	259,802	11,296,191
Noble Corporation	386,449	12,571,186

		44,755,905

Oil, Gas & Consumable Fuels : 3.53%

Forest Oil Corporation «†	1,595,881	11,697,808
Newfield Exploration Company †	441,010	12,926,003
Plains Exploration & Product Company †	390,277	13,729,945

		38,353,756

1

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE COMMON STOCK FUND

Security Name	Shares	Value
Financials : 17.67%

Capital Markets : 2.65%

Greenhill & Company Incorporated «	391,538	$13,958,330
Waddell & Reed Financial Incorporated «	490,141	14,841,469

		28,799,799

Commercial Banks : 4.13%

CapitalSource Incorporated	3,432,000	23,063,040
City National Corporation	245,685	11,935,377
MB Financial Incorporated «	453,000	9,757,620

		44,756,037

Diversified Financial Services : 1.44%

NBH Holdings Corporation †(a)	283,000	5,164,750
NBH Holdings Corporation Class A †(a)144A	572,000	10,439,000

		15,603,750

Insurance : 5.04%

Arch Capital Group Limited †	356,608	14,153,772
CNO Financial Group Incorporated	1,969,606	15,362,927
Reinsurance Group of America Incorporated	208,873	11,114,132
RenaissanceRe Holdings Limited	184,823	14,048,396

		54,679,227

REITs : 4.41%

BioMed Realty Trust Incorporated	665,684	12,434,977
Campus Crest Communities Incorporated	916,000	9,517,240
DuPont Fabros Technology Incorporated «	510,995	14,594,017
Hersha Hospitality Trust	2,144,692	11,323,974

		47,870,208

Health Care : 9.28%

Health Care Equipment & Supplies : 5.09%

CareFusion Corporation †	598,000	15,356,640
DENTSPLY International Incorporated «	356,997	13,498,057
Hologic Incorporated †	790,188	14,254,992
Varian Medical Systems Incorporated «†	199,755	12,139,111

		55,248,800

Health Care Providers & Services : 1.45%
Universal Health Services Class B «	365,480	15,774,117

Life Sciences Tools & Services : 2.74%

Parexel International Corporation †	578,016	16,317,392
PerkinElmer Incorporated	518,404	13,374,823

		29,692,215

Industrials : 15.30%

Aerospace & Defense : 1.17%
Spirit AeroSystems Holdings Incorporated «†	534,374	12,734,132

Airlines : 1.85%
Alaska Air Group Incorporated †	393,724	14,134,692

2

WELLS FARGO ADVANTAGE COMMON STOCK FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Airlines (continued)
United Continental Holdings Incorporated «†	243,664	$5,928,345

		20,063,037

Commercial Services & Supplies : 3.70%

Herman Miller Incorporated «	530,000	9,815,600
Republic Services Incorporated	558,540	14,778,968
Steelcase Incorporated «	1,723,600	15,564,108

		40,158,676

Electrical Equipment : 1.14%
AMETEK Incorporated	246,767	12,316,141

Machinery : 3.67%

Pentair Incorporated «	280,112	10,722,687
SPX Corporation	221,523	14,469,882
Wabash National Corporation †	2,211,780	14,641,984

		39,834,553

Road & Rail : 2.55%

Avis Budget Group Incorporated «†	1,034,242	15,720,478
Ryder System Incorporated	331,121	11,923,667

		27,644,145

Trading Companies & Distributors : 1.22%
GATX Corporation	344,987	13,282,000

Information Technology : 18.83%

Communications Equipment : 1.23%
Riverbed Technology Incorporated «†	823,642	13,301,818

Computers & Peripherals : 0.90%
Diebold Incorporated	266,197	9,825,331

Electronic Equipment, Instruments & Components : 3.30%

Ingram Micro Incorporated Class A †	652,015	11,390,702
Molex Incorporated Class A	646,057	13,069,733
Trimble Navigation Limited «†	246,592	11,345,698

		35,806,133

IT Services : 5.96%

Alliance Data Systems Corporation «†	83,620	11,288,700
Amdocs Limited †	429,000	12,749,880
Cognizant Technology Solutions Corporation Class A †	226,243	13,574,580
Gartner Incorporated †	301,865	12,995,288
Global Payments Incorporated	324,263	14,017,889

		64,626,337

Semiconductors & Semiconductor Equipment : 3.71%

Integrated Device Technology Incorporated «†	2,172,000	12,206,640
ON Semiconductor Corporation †	2,079,993	14,767,950
Xilinx Incorporated	395,000	13,260,150

		40,234,740

3

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE COMMON STOCK FUND

Security Name			Shares	Value
Software : 3.73%

Ansys Incorporated «†			189,700	$11,971,967
Nuance Communications Incorporated «†			598,819	14,263,869
Red Hat Incorporated †			252,506	14,261,539

				40,497,375

Materials : 5.33%

Chemicals : 1.21%
International Flavors & Fragrances Incorporated «			240,000	13,152,000

Containers & Packaging : 2.53%

Crown Holdings Incorporated †			397,000	13,692,530
Packaging Corporation of America			485,956	13,723,397

				27,415,927

Metals & Mining : 1.59%

Agnico-Eagle Mines Limited «			151,412	6,126,130
Steel Dynamics Incorporated			948,613	11,146,203

				17,272,333

Telecommunication Services : 1.16%

Diversified Telecommunication Services : 1.16%
Time Warner Telecom Incorporated «†			489,895	12,570,707

Total Common Stocks (Cost $846,103,635)				1,055,636,851

Security Name			Principal	Value
Other : 0.10%
Gryphon Funding Limited, Pass-through Entity (a)(i)(v)			$4,089,000	1,104,030

Total Other (Cost $506,162)				1,104,030

		Yield	Shares
Short-Term Investments : 16.04%

Investment companies
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.15%	23,926,454	23,926,454
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19	150,085,608	150,085,608

Total Short-Term Investments (Cost $174,012,062)				174,012,062

Total Investments in Securities (Cost $1,020,621,859)*	113.43%			1,230,752,943
Other Assets and Liabilities, Net	(13.43)			(145,735,553)

Total Net Assets	100.00%			$1,085,017,390

«	All or a portion of this security is on loan.
†	Non-income earning security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.

4

WELLS FARGO ADVANTAGE COMMON STOCK FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $1,035,042,601 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$227,967,772
Gross unrealized depreciation	(32,257,430)

Net unrealized appreciation	$195,710,342

5

WELLS FARGO ADVANTAGE COMMON STOCK FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JUNE 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Common Stock Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$1,040,033,101	$0	$15,603,750	$1,055,636,851
Other	0	0	1,104,030	1,104,030
Short-term investments
Investment companies	23,926,454	150,085,608	0	174,012,062

	$1,063,959,555	$150,085,608	$16,707,780	$1,230,752,943

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common stocks	Other	Total
Balance as of September 30, 2011	$13,435,100	$4,227,523	$17,662,623
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	1,503,237	1,503,237
Change in unrealized gains (losses)	1,130,862	(2,388,727)	(1,257,865)
Purchases	1,037,788	0	1,037,788
Sales	0	(2,238,003)	(2,238,003)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0

Balance as of June 30, 2012	$15,603,750	$1,104,030	$16,707,780

Change in unrealized gains (losses) relating to securities still held at June 30, 2012	$1,130,862	$(430,572)	$700,290

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE DISCOVERY FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 97.02%

Consumer Discretionary : 15.54%

Auto Components : 1.00%
BorgWarner Incorporated «†	216,300	$14,187,117

Automobiles : 1.17%
Tesla Motors Incorporated «†	527,587	16,508,197

Household Durables : 1.26%
SodaStream International Limited «†	433,800	17,772,786

Internet & Catalog Retail : 0.70%

HomeAway Incorporated «†	28,287	614,959
TripAdvisor Incorporated †	208,362	9,311,698

		9,926,657

Leisure Equipment & Products : 1.09%
LeapFrog Enterprises Incorporated †	1,495,300	15,341,778

Specialty Retail : 7.21%

DSW Incorporated Class A	317,153	17,253,123
GNC Holdings Incorporated Class A	656,216	25,723,667
Hibbett Sports Incorporated «†	284,900	16,441,579
Select Comfort Corporation «†	413,500	8,650,420
Tractor Supply Company	110,400	9,169,824
Ulta Salon Cosmetics & Fragrance Incorporated	262,200	24,484,236

		101,722,849

Textiles, Apparel & Luxury Goods : 3.11%

Fifth & Pacific Companies Incorporated «†	828,600	8,890,878
PVH Corporation	208,400	16,211,436
Under Armour Incorporated «†	198,200	18,725,936

		43,828,250

Consumer Staples : 4.72%

Beverages : 2.80%

Boston Beer Company Incorporated «†	192,600	23,304,600
Monster Beverage Corporation †	227,200	16,176,640

		39,481,240

Food & Staples Retailing : 0.86%
The Fresh Market Incorporated †	225,300	12,082,839

Food Products : 1.06%
Hain Celestial Group Incorporated «†	272,200	14,981,888

Energy : 5.13%

Energy Equipment & Services : 1.64%

GulfMark Offshore Incorporated Class A †	303,500	10,331,140
Oil States International Incorporated †	192,600	12,750,120

		23,081,260

Oil, Gas & Consumable Fuels : 3.49%

Approach Resources Incorporated «†	490,617	12,530,358
Cabot Oil & Gas Corporation	271,700	10,704,980

1

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DISCOVERY FUND

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)

Kodiak Oil & Gas Corporation «†	1,608,600	$13,206,606
Plains Exploration & Product Company †	365,800	12,868,844

		49,310,788

Financials : 2.69%

Capital Markets : 1.71%
Affiliated Managers Group Incorporated †	219,800	24,057,110

Real Estate Management & Development : 0.98%
CBRE Group Incorporated †	847,900	13,871,644

Health Care : 16.12%

Biotechnology : 5.52%

Alexion Pharmaceuticals Incorporated †	174,200	17,298,060
BioMarin Pharmaceutical Incorporated «†	562,557	22,266,006
Cepheid Incorporated «†	309,000	13,827,750
Cubist Pharmaceuticals Incorporated †	501,800	19,023,238
Threshold Pharmaceuticals Incorporated «†	741,400	5,486,360

		77,901,414

Health Care Equipment & Supplies : 2.94%

Align Technology Incorporated †	327,900	10,971,534
HeartWare International Incorporated †	96,900	8,604,720
MAKO Surgical Corporation «†	353,800	9,060,818
Thoratec Corporation †	381,651	12,815,841

		41,452,913

Health Care Providers & Services : 3.53%

Hanger Incorporated †	681,900	17,483,916
Laboratory Corporation of America Holdings †	161,300	14,937,993
Team Health Holdings LLC †	723,300	17,424,297

		49,846,206

Health Care Technology : 1.01%
athenahealth Incorporated «†	179,500	14,211,015

Life Sciences Tools & Services : 0.73%
Bruker BioSciences Corporation †	778,200	10,357,842

Pharmaceuticals : 2.39%

Auxilium Pharmaceuticals Incorporated †	680,000	18,285,200
Impax Laboratories Incorporated †	759,300	15,391,011

		33,676,211

Industrials : 19.28%

Aerospace & Defense : 3.88%

TransDigm Group Incorporated †	261,700	35,146,310
Triumph Group Incorporated «	347,800	19,570,706

		54,717,016

Airlines : 1.65%
Copa Holdings SA	282,600	23,308,848

2

WELLS FARGO ADVANTAGE DISCOVERY FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Machinery : 6.58%

Chart Industries Incorporated «†	341,500	$23,481,540
Colfax Corporation †	358,845	9,893,357
Graco Incorporated	411,800	18,975,744
Joy Global Incorporated	129,700	7,357,881
Rexnord Corporation †	674,523	13,517,441
Wabtec Corporation	250,300	19,525,903

		92,751,866

Professional Services : 0.99%
Verisk Analytics Incorporated Class A †	284,000	13,989,840

Road & Rail : 4.03%

Hertz Global Holdings Incorporated «†	1,292,590	16,545,152
Kansas City Southern Railway Company	580,000	40,344,800

		56,889,952

Trading Companies & Distributors : 1.51%
WESCO International Incorporated «†	369,770	21,280,264

Transportation Infrastructure : 0.64%
Wesco Aircraft Holdings Incorporated «†	712,504	9,070,176

Information Technology : 27.16%

Communications Equipment : 0.98%
F5 Networks Incorporated †	138,700	13,808,972

Electronic Equipment, Instruments & Components : 2.17%

FEI Company «†	256,000	12,247,040
Trimble Navigation Limited «†	398,300	18,325,783

		30,572,823

Internet Software & Services : 6.97%

Angie’s List Incorporated «†	500,694	7,930,993
DealerTrack Holdings Incorporated «†	745,372	22,443,151
Equinix Incorporated «†	80,483	14,136,839
ExactTarget Incorporated †	344,836	7,538,115
Liquidity Services Incorporated «†	317,800	16,268,182
LogMeIn Incorporated «†	433,874	13,241,834
Mercadolibre Incorporated	221,500	16,789,700

		98,348,814

IT Services : 5.59%

Alliance Data Systems Corporation †	200,700	27,094,500
Gartner Incorporated †	720,996	31,038,878
ServiceSource International Incorporated «†	1,034,410	14,326,579
VeriFone Systems Incorporated «†	196,000	6,485,640

		78,945,597

Semiconductors & Semiconductor Equipment : 2.49%

Avago Technologies Limited	393,600	14,130,239
EZchip Semiconductor Limited «†	339,100	13,577,564
M/A-COM Technology Solutions Holdings Incorporated †	399,837	7,396,985

		35,104,788

Software : 8.96%

Aspen Technology Incorporated †	1,221,700	28,282,355

3

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DISCOVERY FUND

Security Name			Shares	Value
Software (continued)

Autodesk Incorporated †			319,400	$11,175,806
Broadsoft Incorporated «†			636,620	18,436,515
CommVault Systems Incorporated †			288,900	14,320,773
Fortinet Incorporated †			903,755	20,985,191
NetSuite Incorporated «†			153,400	8,401,718
TIBCO Software Incorporated †			828,871	24,799,820

				126,402,178

Materials : 2.67%

Chemicals : 2.67%
Airgas Incorporated			448,000	37,636,480

Telecommunication Services : 3.71%

Diversified Telecommunication Services : 1.21%
Iridium Communications Incorporated «†			1,902,050	17,042,368

Wireless Telecommunication Services : 2.50%
SBA Communications Corporation Class A †			617,451	35,225,580

Total Common Stocks (Cost $1,230,149,841)				1,368,695,566

			Principal
Other : 0.03%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)			$1,663,658	449,188

Total Other (Cost $205,938)				449,188

		Yield	Shares
Short-Term Investments : 21.74%

Investment Companies : 21.74%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.15%	42,780,994	42,780,994
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19	263,806,555	263,806,555

Total Short-Term Investments (Cost $306,587,549)				306,587,549

Total Investments in Securities (Cost $1,536,943,328)*	118.79%			1,675,732,303
Other Assets and Liabilities, Net	(18.79)			(265,012,597)

Total Net Assets	100.00%			$1,410,719,706

«	All or a portion of this security is on loan.
†	Non-income earning security
(v)	Security represents investment of cash collateral received from securities on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $1,540,756,205 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$178,097,492
Gross unrealized depreciation	(43,121,394)

Net unrealized appreciation	$134,976,098

4

WELLS FARGO ADVANTAGE DISCOVERY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Discovery Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$1,368,695,566	$0	$0	$1,368,695,566
Other	0	0	449,188	449,188
Short-term investments
Investment companies	42,780,994	263,806,555	0	306,587,549

	$1,411,476,560	$263,806,555	$449,188	$1,675,732,303

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE ENTERPRISE FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 98.22%

Consumer Discretionary : 22.52%

Auto Components : 1.99%

BorgWarner Incorporated «†	98,300	$6,447,497
Delphi Automotive plc «†	238,900	6,091,950

		12,539,447

Automobiles : 1.42%

Harley-Davidson Incorporated	57,128	2,612,463
Tesla Motors Incorporated «†	201,800	6,314,322

		8,926,785

Hotels, Restaurants & Leisure : 0.64%
Chipotle Mexican Grill Incorporated «†	10,600	4,027,470

Internet & Catalog Retail : 0.67%
TripAdvisor Incorporated †	94,598	4,227,585

Media : 3.48%

CBS Corporation Class B	217,595	7,132,764
Discovery Communications Incorporated †	294,900	14,771,541

		21,904,305

Multiline Retail : 4.53%

Dollar General Corporation †	322,447	17,537,892
Nordstrom Incorporated	219,900	10,926,831

		28,464,723

Specialty Retail : 7.68%

DSW Incorporated Class A	135,347	7,362,877
GNC Holdings Incorporated Class A	296,792	11,634,246
Limited Brands Incorporated	270,700	11,512,871
Ross Stores Incorporated	70,800	4,422,876
Tractor Supply Company «	42,300	3,513,438
Ulta Salon Cosmetics & Fragrance Incorporated	105,400	9,842,252

		48,288,560

Textiles, Apparel & Luxury Goods : 2.11%

lululemon athletica Incorporated «†	101,500	6,052,445
Under Armour Incorporated «†	76,400	7,218,272

		13,270,717

Consumer Staples : 5.55%

Beverages : 1.64%
Monster Beverage Corporation †	145,300	10,345,360

Food & Staples Retailing : 2.19%
Whole Foods Market Incorporated	144,800	13,802,336

Food Products : 1.72%

Mead Johnson & Company	88,600	7,133,186

1

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ENTERPRISE FUND

Security Name	Shares	Value
Food Products (continued)

The Hershey Company	51,145	$3,664,131

		10,797,317

Energy : 4.83%

Energy Equipment & Services : 1.62%

Cameron International Corporation †	102,525	4,378,843
Oil States International Incorporated †	87,720	5,807,064

		10,185,907

Oil, Gas & Consumable Fuels : 3.21%

Cabot Oil & Gas Corporation	125,600	4,948,640
Concho Resources Incorporated †	74,000	6,298,880
Pioneer Natural Resources Company «	101,515	8,954,638

		20,202,158

Financials : 4.23%

Capital Markets : 1.70%

Ameriprise Financial Incorporated	127,905	6,684,315
Charles Schwab Corporation	307,700	3,978,561

		10,662,876

Consumer Finance : 1.28%
Discover Financial Services	233,700	8,081,346

Real Estate Management & Development : 1.25%
CBRE Group Incorporated †	478,900	7,834,804

Health Care : 15.04%

Biotechnology : 5.78%

Alexion Pharmaceuticals Incorporated «†	155,410	15,432,213
BioMarin Pharmaceutical Incorporated «†	236,024	9,341,830
Cubist Pharmaceuticals Incorporated †	172,300	6,531,893
Vertex Pharmaceuticals Incorporated †	89,900	5,027,208

		36,333,144

Health Care Equipment & Supplies : 1.72%

Align Technology Incorporated «†	114,200	3,821,132
Intuitive Surgical Incorporated †	12,700	7,033,133

		10,854,265

Health Care Providers & Services : 3.27%

Humana Incorporated	101,500	7,860,160
Laboratory Corporation of America Holdings «†	73,000	6,760,530
Team Health Holdings LLC †	247,300	5,922,835

		20,543,525

Health Care Technology : 2.14%
Cerner Corporation «†	162,800	13,457,048

Life Sciences Tools & Services : 1.16%
Agilent Technologies Incorporated	186,095	7,302,368

2

WELLS FARGO ADVANTAGE ENTERPRISE FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Pharmaceuticals : 0.97%
Shire plc ADR	70,801	$6,116,498

Industrials : 16.46%

Aerospace & Defense : 3.81%

TransDigm Group Incorporated †	113,152	15,196,314
Triumph Group Incorporated «	155,400	8,744,358

		23,940,672

Airlines : 1.64%
Copa Holdings SA	124,800	10,293,504

Electrical Equipment : 1.35%
Rockwell Automation Incorporated	129,015	8,522,731

Machinery : 2.37%

Colfax Corporation «†	161,581	4,454,788
Cummins Incorporated	60,221	5,836,017
Joy Global Incorporated	81,400	4,617,822

		14,908,627

Professional Services : 1.27%
Verisk Analytics Incorporated Class A †	162,800	8,019,528

Road & Rail : 3.39%

Hertz Global Holdings Incorporated «†	526,500	6,739,200
Kansas City Southern Railway Company	209,375	14,564,125

		21,303,325

Trading Companies & Distributors : 2.63%
W.W. Grainger Incorporated «	43,419	8,303,450
WESCO International Incorporated «†	143,800	8,275,690

		16,579,140

Information Technology : 23.92%

Communications Equipment : 1.55%
F5 Networks Incorporated «†	98,300	9,786,748

Electronic Equipment, Instruments & Components : 0.80%
FEI Company «†	105,700	5,056,688

Internet Software & Services : 3.03%

Equinix Incorporated «†	33,864	5,948,212
Liquidity Services Incorporated †	63,400	3,245,446
Mercadolibre Incorporated «	89,865	6,811,767
Rackspace Hosting Incorporated †	69,100	3,036,254

		19,041,679

IT Services : 6.02%

Alliance Data Systems Corporation «†	76,100	10,273,500
Cognizant Technology Solutions Corporation Class A †	103,595	6,215,700
Gartner Incorporated «†	287,728	12,386,690
Teradata Corporation †	124,800	8,986,848

		37,862,738

3

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ENTERPRISE FUND

Security Name			Shares	Value
Semiconductors & Semiconductor Equipment : 3.55%

Altera Corporation			204,100	$6,906,744
ARM Holdings plc ADR «			268,500	6,387,615
Avago Technologies Limited			251,805	9,039,800

				22,334,159

Software : 8.97%

Autodesk Incorporated †			258,000	9,027,420
Check Point Software Technologies Limited «†			98,833	4,901,128
Citrix Systems Incorporated †			153,370	12,873,878
CommVault Systems Incorporated †			106,800	5,294,076
Fortinet Incorporated †			369,000	8,568,180
Red Hat Incorporated †			125,700	7,099,536
TIBCO Software Incorporated «†			289,518	8,662,379

				56,426,597

Materials : 2.53%

Chemicals : 2.53%
Airgas Incorporated			189,205	15,895,112

Telecommunication Services : 3.14%

Wireless Telecommunication Services : 3.14%

Crown Castle International Corporation †			103,600	6,077,176
SBA Communications Corporation Class A «†			239,685	13,674,029

				19,751,205

Total Common Stocks (Cost $574,475,062)				617,890,997

			Principal
Other : 0.10%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)			$2,330,813	629,319

Total Other (Cost $288,523)				629,319

		Yield	Shares
Short-Term Investments : 21.04%

Investment Companies : 21.04%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.15%	5,674,431	5,674,431
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19	126,671,517	126,671,517
Total Short-Term Investments (Cost $132,345,948)				132,345,948

Total Investments in Securities (Cost $707,109,533)*	119.36%			750,866,264
Other Assets and Liabilities, Net	(19.36)			(121,782,303)

Total Net Assets	100.00%			$629,083,961

«	All or a portion of this security is on loan.
†	Non-income earning security
(v)	Security represents investment of cash collateral received from securities on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	Investment in an affiliate

4

WELLS FARGO ADVANTAGE ENTERPRISE FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $705,529,262 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$73,646,211
Gross unrealized depreciation	(28,309,209)

Net unrealized appreciation	$45,337,002

5

WELLS FARGO ADVANTAGE ENTERPRISE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2012 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Enterprise Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2012 the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$617,890,997	$0	$0	$617,890,997
Other	0	0	629,319	629,319
Short-term investments
Investment companies	5,674,431	126,671,517	0	132,345,948

	$623,565,428	$126,671,517	$629,319	$750,866,264

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 94.11%

Consumer Discretionary : 19.30%

Diversified Consumer Services : 1.35%
K12 Incorporated †«	1,077,582	$25,107,661

Hotels, Restaurants & Leisure : 1.37%
Carnival Corporation «	738,647	25,313,433

Household Durables : 1.70%

Harman International Industries Incorporated «	212,597	8,418,841
Whirlpool Corporation «	378,109	23,125,146

		31,543,987

Internet & Catalog Retail : 1.19%
Liberty Interactive Corporation Series A †	1,235,892	21,986,519

Media : 5.70%

Cablevision Systems Corporation New York Group Class A «	1,370,611	18,215,420
Comcast Corporation Class A	457,351	14,360,821
Discovery Communications Incorporated †	537,453	26,921,021
Liberty Global Incorporated Class A †	412,704	20,482,500
Omnicom Group Incorporated «	529,298	25,723,883

		105,703,645

Multiline Retail : 4.33%

Family Dollar Stores Incorporated	227,352	15,114,361
Kohl’s Corporation «	532,470	24,222,060
Macy’s Incorporated	441,820	15,176,517
Nordstrom Incorporated	516,503	25,665,034

		80,177,972

Specialty Retail : 3.66%

Abercrombie & Fitch Company Class A «	596,840	20,376,118
CarMax Incorporated †«	832,858	21,604,337
Dick’s Sporting Goods Incorporated	143,334	6,880,032
Express Incorporated †	1,044,087	18,971,061

		67,831,548

Consumer Staples : 4.13%

Food & Staples Retailing : 1.50%
Kroger Company	1,196,809	27,754,001

Food Products : 1.34%
General Mills Incorporated «	643,602	24,804,421

Household Products : 1.29%
Church & Dwight Company Incorporated «	433,249	24,032,322

Energy : 9.90%

Energy Equipment & Services : 5.03%

McDermott International Incorporated †	2,513,978	28,005,715
National Oilwell Varco Incorporated	372,659	24,014,146
Superior Energy Services Incorporated †	1,020,365	20,641,984
Weatherford International Limited †	1,629,669	20,582,719

		93,244,564

1

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE OPPORTUNITY FUND

Security Name	Shares	Value
Oil, Gas & Consumable Fuels : 4.87%

Cabot Oil & Gas Corporation	677,323	$26,686,526
Denbury Resources Incorporated †	1,398,978	21,138,558
Newfield Exploration Company †	790,166	23,159,765
Peabody Energy Corporation	783,601	19,213,897

		90,198,746

Financials : 14.51%

Capital Markets : 2.63%

Invesco Limited	1,046,554	23,652,120
TD Ameritrade Holding Corporation «	1,472,920	25,039,640

		48,691,760

Commercial Banks : 3.90%

Branch Banking & Trust Corporation	606,561	18,712,407
City National Corporation «	376,994	18,314,369
Fifth Third Bancorp	2,634,598	35,303,613

		72,330,389

Diversified Financial Services : 1.13%
InterContinental Exchange Incorporated †	154,083	20,952,206

Insurance : 4.41%

ACE Limited	382,457	28,351,534
Reinsurance Group of America Incorporated	378,176	20,122,745
RenaissanceRe Holdings Limited	317,758	24,152,786
Willis Group Holdings plc	246,467	8,993,581

		81,620,646

REITs : 2.44%

American Tower Corporation	324,141	22,660,697
BioMed Realty Trust Incorporated	1,209,251	22,588,809

		45,249,506

Health Care : 9.95%

Health Care Equipment & Supplies : 4.15%

C.R. Bard Incorporated	240,072	25,793,336
Covidien plc	469,643	25,125,901
Zimmer Holdings Incorporated «	403,858	25,992,301

		76,911,538

Health Care Providers & Services : 1.60%
Health Management Associates Incorporated Class A †	3,778,064	29,657,802

Life Sciences Tools & Services : 4.20%

Covance Incorporated †	600,827	28,749,572
Thermo Fisher Scientific Incorporated	506,569	26,295,997
Waters Corporation †«	286,442	22,763,546

		77,809,115

Industrials : 12.42%

Aerospace & Defense : 1.27%
B/E Aerospace Incorporated †	540,608	23,602,945

2

WELLS FARGO ADVANTAGE OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Airlines : 1.11%

Delta Air Lines Incorporated †	1,024,450	$11,217,728
United Continental Holdings Incorporated †«	386,885	9,412,912

		20,630,640

Commercial Services & Supplies : 1.48%
Republic Services Incorporated	1,033,163	27,337,493

Construction & Engineering : 1.07%
Quanta Services Incorporated †«	820,104	19,739,903

Electrical Equipment : 3.82%

AMETEK Incorporated	421,661	21,045,101
Babcock & Wilcox Company †	585,688	14,349,356
Regal-Beloit Corporation	382,938	23,841,720
Rockwell Automation Incorporated	174,788	11,546,495

		70,782,672

Machinery : 1.09%
Dover Corporation	377,689	20,247,907

Road & Rail : 2.58%

Hertz Global Holdings Incorporated †«	1,843,949	23,602,547
J.B. Hunt Transport Services Incorporated «	406,816	24,246,234

		47,848,781

Information Technology : 17.40%

Communications Equipment : 1.23%
Riverbed Technology Incorporated †«	1,414,202	22,839,362

Computers & Peripherals : 1.33%
NetApp Incorporated †«	774,295	24,638,067

Electronic Equipment, Instruments & Components : 2.66%

Agilent Technologies Incorporated	583,402	22,892,694
Amphenol Corporation Class A «	479,312	26,323,815

		49,216,509

IT Services : 4.79%

Alliance Data Systems Corporation †«	144,622	19,523,970
Cognizant Technology Solutions Corporation Class A †	391,788	23,507,280
Global Payments Incorporated	557,157	24,085,897
MasterCard Incorporated	50,328	21,646,576

		88,763,723

Semiconductors & Semiconductor Equipment : 4.97%

Altera Corporation	608,536	20,592,858
ARM Holdings plc	2,375,680	18,821,602
Avago Technologies Limited	756,779	27,168,366
ON Semiconductor Corporation †	3,586,004	25,460,628

		92,043,454

Software : 2.42%

Autodesk Incorporated †	572,484	20,031,215
Red Hat Incorporated †	440,224	24,863,852

		44,895,067

3

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE OPPORTUNITY FUND

Security Name			Shares	Value
Materials : 6.50%

Chemicals : 1.95%
Praxair Incorporated			333,427	$36,253,518

Containers & Packaging : 3.98%

Bemis Company Incorporated «			795,914	24,943,945
Crown Holdings Incorporated †			706,326	24,361,184
Owens-Illinois Incorporated †			1,276,637	24,473,131

				73,778,260

Metals & Mining : 0.57%
Agnico-Eagle Mines Limited «			259,658	10,505,763

Total Common Stocks (Cost $1,484,104,747)				1,744,045,845

			Principal
Other : 0.15%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$10,008,580	2,702,317

Total Other (Cost $5,484,529)				2,702,317

		Yield	Shares
Short-Term Investments : 16.51%

Investment Companies : 16.51%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.15%	102,101,733	102,101,733
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19	203,812,827	203,812,827

Total Short-Term Investments (Cost $305,914,560)				305,914,560

Total Investments in Securities (Cost $1,795,503,836)*	110.77%			2,052,662,722
Other Assets and Liabilities, Net	(10.77)			(199,549,637)

Total Net Assets	100.00%			$1,853,113,085

†	Non-income earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	All or a portion of the security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $1,817,826,501 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$312,118,345
Gross unrealized depreciation	(77,282,124)

Net unrealized appreciation	$234,836,221

4

WELLS FARGO ADVANTAGE OPPORTUNITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Opportunity Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On June 30, 2012, fair value pricing was used in pricing foreign securities.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$1,725,224,243	$18,821,602	$0	$1,744,045,845
Other	0	0	2,702,317	2,702,317
Short-term investments
Investment companies	102,101,733	203,812,827	0	305,914,560

	$1,827,325,976	$222,634,429	$2,702,317	$2,052,662,722

Transfers in and transfers out are recognized at the end of the reporting period.

WELLS FARGO ADVANTAGE SMALL/MID CAP CORE FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 98.25%

Consumer Discretionary : 12.34%

Hotels, Restaurants & Leisure : 2.20%
Domino’s Pizza Incorporated	16,901	$522,404

Media : 2.01%
Gannett Company Incorporated «	32,475	478,357

Multiline Retail : 4.11%

Big Lots Incorporated «†	10,808	440,858
Family Dollar Stores Incorporated	8,071	536,560

		977,418

Specialty Retail : 1.95%
Chico’s FAS Incorporated	31,220	463,305

Textiles, Apparel & Luxury Goods : 2.07%
Wolverine World Wide Incorporated «	12,649	490,528

Consumer Staples : 3.79%

Food & Staples Retailing : 1.88%
The Andersons Incorporated «	10,460	446,224

Food Products : 1.91%
Fresh del Monte Produce Incorporated «	19,397	455,248

Energy : 7.80%

Energy Equipment & Services : 3.05%

Helmerich & Payne Incorporated	10,431	453,540
Patterson-UTI Energy Incorporated «	18,630	271,253

		724,793

Oil, Gas & Consumable Fuels : 4.75%

Cimarex Energy Company	5,218	287,616
Tesoro Corporation †	19,630	489,965
Whiting Petroleum Corporation †	8,507	349,808

		1,127,389

Financials : 22.99%

Capital Markets : 4.34%

Financial Engines Incorporated «†	26,424	566,795
Raymond James Financial Incorporated	13,535	463,438

		1,030,233

Commercial Banks : 1.67%
Commerce Bancshares Incorporated «	10,441	395,714

Diversified Financial Services : 1.82%
NASDAQ OMX Group Incorporated «	19,047	431,795

Insurance : 4.36%

American Financial Group Incorporated	14,824	581,546
ProAssurance Corporation	5,110	455,250

		1,036,796

1

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL/MID CAP CORE FUND

Security Name	Shares	Value
Real Estate Management & Development : 1.53%
CBRE Group Incorporated Class A †	22,257	$364,125

REITs : 6.60%

Digital Reality Trust Incorporated	6,824	512,278
Post Properties Incorporated	10,925	534,779
Sabra Health Care REIT Incorporated	30,495	521,769

		1,568,826

Thrifts & Mortgage Finance : 2.67%
Ocwen Financial Corporation †	33,738	633,600

Health Care : 14.57%

Biotechnology : 1.93%
Myriad Genetics Incorporated †	19,310	458,999

Health Care Providers & Services : 10.24%

AmerisourceBergen Corporation	12,247	481,919
AmSurg Corporation †	19,593	587,398
Laboratory Corporation of America Holdings «†	5,510	510,281
Magellan Health Services Incorporated †	8,787	398,315
Omnicare Incorporated	14,550	454,397

		2,432,310

Pharmaceuticals : 2.40%
Medicines Company †	24,852	570,105

Industrials : 11.45%

Commercial Services & Supplies : 3.34%

Brink’s Company «	14,514	336,435
Copart Incorporated †	19,330	457,928

		794,363

Construction & Engineering : 1.84%
Shaw Group Incorporated †	15,975	436,277

Electrical Equipment : 2.30%
Polypore International Incorporated «†	13,549	547,244

Machinery : 3.97%

AGCO Corporation †	11,079	506,643
Timken Company	9,515	435,692

		942,335

Information Technology : 17.18%

Communications Equipment : 5.72%

Brocade Communications Systems Incorporated †	86,645	427,160
InterDigital Incorporated «	14,570	429,961
NETGEAR Incorporated †	14,515	500,913

		1,358,034

Electronic Equipment, Instruments & Components : 1.73%
Vishay Intertechnology Incorporated «†	43,419	409,441

Internet Software & Services : 2.39%
IAC InterActive Corporation	12,466	568,450

2

WELLS FARGO ADVANTAGE SMALL/MID CAP CORE FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name			Shares	Value
Semiconductors & Semiconductor Equipment : 1.79%
Lam Research Corporation †			11,286	$425,934

Software : 5.55%

BMC Software Incorporated †			12,122	517,367
TeleNav Incorporated †			31,639	193,947
TIBCO Software Incorporated «†			20,299	607,346

				1,318,660

Materials : 5.70%

Chemicals : 4.33%

Albemarle Corporation			7,467	445,332
FMC Corporation			10,933	584,697

				1,030,029

Metals & Mining : 1.37%
Coeur D’alene Mines Corporation †			18,524	325,281

Utilities : 2.43%

Electric Utilities : 2.43%
Alliant Energy Corporation			12,650	576,461

Total Common Stocks (Cost $20,475,934)				23,340,678

		Yield
Short-Term Investments : 25.94%

Investment Companies : 25.94%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.15%	374,086	374,086
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.19	5,788,300	5,788,300

Total Short-Term Investments (Cost $6,162,386)				6,162,386

Total Investments in Securities (Cost $26,638,320)*	124.19%			29,503,064
Other Assets and Liabilities, Net	(24.19)			(5,746,345)

Total Net Assets	100.00%			$23,756,719

«	All or a portion of this security is on loan.
†	Non-income earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $26,654,514 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,003,244
Gross unrealized depreciation	(1,154,694)

Net unrealized appreciation	$2,848,550

3

WELLS FARGO ADVANTAGE SMALL/MID CAP CORE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JUNE 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small/Mid Cap Core Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary to determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$23,340,678	$0	$0	$23,340,678
Short-term investments
Investment companies	374,086	5,788,300	0	6,162,386

	$23,714,764	$5,788,300	$0	$29,503,064

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE SPECIAL MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 93.70%

Consumer Discretionary : 9.90%

Auto Components : 1.92%
Lear Corporation	260,500	$9,828,665

Household Durables : 1.81%

Leggett & Platt Incorporated	278,800	5,891,044
Tupperware Corporation	61,700	3,378,692

		9,269,736

Media : 1.43%
Interpublic Group of Companies Incorporated «	672,700	7,298,795

Multiline Retail : 1.81%
Kohl’s Corporation	202,800	9,225,372

Specialty Retail : 2.93%

Best Buy Company Incorporated «	278,000	5,826,880
Guess Incorporated «	301,400	9,153,518

		14,980,398

Consumer Staples : 4.40%

Beverages : 0.93%
Molson Coors Brewing Company	114,200	4,751,862

Food & Staples Retailing : 2.41%
Sysco Corporation «	413,000	12,311,530

Food Products : 1.06%
TreeHouse Foods Incorporated †	87,600	5,456,604

Energy : 7.62%

Energy Equipment & Services : 2.79%

Ensco International plc ADR	151,566	7,119,055
Weatherford International Limited †	566,800	7,158,684

		14,277,739

Oil, Gas & Consumable Fuels : 4.83%

Cimarex Energy Company «	203,010	11,189,911
Comstock Resources Incorporated «†	303,719	4,987,066
Patterson-UTI Energy Incorporated «	414,500	6,035,120
Southwestern Energy Company «†	77,900	2,487,347

		24,699,444

Financials : 20.55%

Capital Markets : 2.78%

Greenhill & Company Incorporated «	102,000	3,636,300
Northern Trust Corporation	229,500	10,561,590

		14,197,890

Commercial Banks : 3.78%

CapitalSource Incorporated	1,347,093	9,052,465
KeyCorp	779,300	6,031,782

1

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SPECIAL MID CAP VALUE FUND

Security Name	Shares	Value
Commercial Banks (continued)
UMB Financial Corporation «	82,780	$4,240,819

		19,325,066

Insurance : 13.99%

Allstate Corporation	491,800	17,257,262
Arch Capital Group Limited †	347,100	13,776,399
Brown & Brown Incorporated	172,703	4,709,611
Fidelity National Title Group Incorporated	365,770	7,044,730
Stewart Information Services Corporation	446,900	6,859,915
Validus Holdings Limited	297,969	9,543,947
W.R. Berkley Corporation «	143,400	5,581,128
Willis Group Holdings plc	185,300	6,761,597

		71,534,589

Health Care : 12.24%

Health Care Equipment & Supplies : 3.79%

Becton Dickinson & Company «	131,100	9,799,725
CareFusion Corporation †	373,800	9,599,184
		19,398,909
Health Care Providers & Services : 7.27%

CIGNA Corporation	327,475	14,408,900
Health Management Associates Incorporated Class A †	337,640	2,650,474
Omnicare Incorporated «	313,955	9,804,815
Patterson Companies Incorporated	299,400	10,320,318

		37,184,507

Life Sciences Tools & Services : 1.18%
Agilent Technologies Incorporated	153,200	6,011,568

Industrials : 17.06%

Building Products : 2.43%

Quanex Building Products Corporation	471,730	8,434,532
Simpson Manufacturing Company Incorporated «	135,800	4,007,458

		12,441,990

Commercial Services & Supplies : 3.66%

Avery Dennison Corporation «	348,200	9,519,788
GEO Group Incorporated «†	279,007	6,339,039
Sykes Enterprises Incorporated «†	176,900	2,823,324

		18,682,151

Construction & Engineering : 2.63%
Emcor Group Incorporated	483,528	13,451,749

Electrical Equipment : 1.00%
Regal-Beloit Corporation	82,300	5,123,998

Industrial Conglomerates : 0.25%
Tyco International Limited	24,200	1,278,970

Machinery : 3.73%

Crane Company	89,800	3,266,924
Gardner Denver Incorporated	52,100	2,756,611
Paccar Incorporated «	187,200	7,336,368

2

WELLS FARGO ADVANTAGE SPECIAL MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Machinery (continued)
Trinity Industries Incorporated	229,100	$5,722,918

		19,082,821

Professional Services : 1.38%
Manpower Incorporated «	192,600	7,058,790

Transportation Infrastructure : 1.98%
Macquarie Infrastucture Company LLC	304,414	10,133,942

Information Technology : 15.08%

Communications Equipment : 1.58%
Juniper Networks Incorporated «†	494,600	8,066,926

Electronic Equipment, Instruments & Components : 3.01%

Ingram Micro Incorporated Class A †	508,193	8,878,132
Vishay Intertechnology Incorporated «†	689,534	6,502,306

		15,380,438

Internet Software & Services : 2.23%
IAC InterActive Corporation	250,572	11,426,083

IT Services : 2.96%

Broadridge Financial Solutions Incorporated	350,115	7,446,946
SAIC Incorporated «	635,700	7,704,684
		15,151,630
Semiconductors & Semiconductor Equipment : 5.30%

Applied Materials Incorporated	881,100	10,097,406
ATMI Incorporated †	425,380	8,750,067
ON Semiconductor Corporation †	1,160,100	8,236,710

		27,084,183

Materials : 5.29%

Containers & Packaging : 2.00%
Rock-Tenn Company Class A	108,300	5,907,765
Silgan Holdings Incorporated	101,483	4,332,309

		10,240,074

Metals & Mining : 3.29%

Allegheny Technologies Incorporated	245,522	7,829,697
Royal Gold Incorporated	30,800	2,414,720
Steel Dynamics Incorporated	557,600	6,551,800

		16,796,217

Utilities : 1.56%

Electric Utilities : 1.56%
Westar Energy Incorporated	266,665	7,986,616

Total Common Stocks (Cost $440,184,981)		479,139,252

Investment Companies : 2.64%
Utilities Select Sector SPDR Fund «	365,701	13,527,280

3

PORTFOLIO OF INVESTMENTS — June 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SPECIAL MID CAP VALUE FUND

Security Name				Value
Total Investment Companies (Cost $13,050,319)				$13,527,280

			Principal
Other : 0.08%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$1,493,780	403,321

Total Other (Cost $184,910)				403,321

		Yield	Shares
Short-Term Investments : 22.26%

Investment Companies: 22.26%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.15%	16,509,216	16,509,216
Wells Fargo Securities Lending Cash Investment, LLC (v)(l)(u)(r)		0.19	97,303,495	97,303,495
Total Short-Term Investments (Cost $113,812,711)				113,812,711

Total Investments in Securities (Cost $567,232,921)*	118.68%			606,882,564
Other Assets and Liabilities, Net	(18.68)			(95,539,380)

Total Net Assets	100.00%			$511,343,184

«	All or a portion of this security is on loan.
†	Non-income earning security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $570,115,235 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$53,675,792
Gross unrealized depreciation	(16,908,463)

Net unrealized appreciation	$36,767,329

4

WELLS FARGO ADVANTAGE SPECIAL MID CAP VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JUNE 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Special Mid Cap Value Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$479,139,252	$0	$0	$479,139,252
Investment companies	13,527,280	0	0	13,527,280
Other	0	0	403,321	403,321
Short-term investments
Investment companies	16,509,216	97,303,495	0	113,812,711

	$509,175,748	$97,303,495	$403,321	$606,882,564

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FGLMC — Federal Government Loan Mortgage Company

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPA — Standby Purchase Agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate Trading of Registered Interest and Principal Securities

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2.   CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	August 24, 2012

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	August 24, 2012